PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 26.1%
180,161
(1)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.826%,
05/25/2036 $ 154,009
0.0
894,484
(1)(2)
Agate Bay Mortgage
Trust 2015-2 B3,
3.622%,
03/25/2045 805,952
0.0
475,938
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.496%,
06/25/2045 366,514
0.0
1,402,981
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.659%,
12/25/2045 1,212,270
0.1
1,000,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.659%,
12/25/2045 735,865
0.0
1,137,085
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.759%,
03/25/2046 842,690
0.1
3,089,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,793,721
0.2
4,234,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 3,921,687
0.2
293,237
(1)
Alternative Loan Trust
2004-J7 M1, 5.189%,
(TSFR1M + 1.134%),
10/25/2034 286,971
0.0
280,005
(1)
Alternative Loan Trust
2005-10CB 1A2,
5.500%, (TSFR1M +
0.564%),
05/25/2035 210,759
0.0
286,263  Alternative Loan Trust
2005-23CB A15,
5.500%,
07/25/2035 228,810
0.0
17,521
(1)
Alternative Loan Trust
2005-53T2 2A6,
5.960%, (TSFR1M +
0.614%),
11/25/2035 9,427
0.0
31,106  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 25,376
0.0
157,351
(1)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 120,146
0.0
30,102  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 14,655
0.0
451,954
(1)
Alternative Loan Trust
2006-18CB A10,
5.860%, (TSFR1M +
0.514%),
07/25/2036 190,676
0.0
106,849
(1)
Alternative Loan Trust
2006-19CB A12,
5.860%, (TSFR1M +
0.514%),
08/25/2036 49,436
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
452,481
(1)
Alternative Loan Trust
2006-19CB A28,
6.000%, (TSFR1M +
0.714%),
08/25/2036 $ 216,331
0.0
773,184  Alternative Loan
Trust 2006-27CB A5,
6.000%,
11/25/2036 416,490
0.0
225,274
(1)
Alternative Loan
Trust 2006-HY11 A1,
5.700%, (TSFR1M +
0.354%),
06/25/2036 195,609
0.0
801,409  Alternative Loan
Trust 2007-15CB A5,
5.750%,
07/25/2037 455,932
0.0
116,144
(1)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (TSFR1M +
0.714%),
03/25/2037 49,571
0.0
153,164
(1)
Alternative Loan
Trust 2007-HY8C A1,
5.780%, (TSFR1M +
0.434%),
09/25/2047 135,064
0.0
491,246
(1)
Alternative Loan Trust
2007-OA4 A1, 5.800%,
(TSFR1M + 0.454%),
05/25/2047 411,201
0.0
384,118
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 356,839
0.0
255,122
(1)
Banc of America
Funding Trust 2007-
2 1A16, 6.000%,
(TSFR1M + 0.714%),
03/25/2037 185,077
0.0
1,169,869
(1)
Banc of America
Funding Trust 2007-C
7A1, 5.873%, (TSFR1M
+ 0.534%),
05/20/2047 1,057,785
0.1
101,260
(1)
Bear Stearns ALT-A
Trust 2005-3 4A3,
4.571%,
04/25/2035 96,467
0.0
361,389
(1)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.386%,
11/25/2036 195,319
0.0
531,913
(1)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.652%,
11/25/2036 273,226
0.0
74,280
(1)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 5.159%,
01/26/2036 54,663
0.0
2,100,000
(1)(2)
Bellemeade RE Ltd.
2021-3A M1C, 6.885%,
(SOFR30A + 1.550%),
09/25/2031 2,098,732
0.1
899,634
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.883%,
03/25/2050 776,074
0.0
1,170,261
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.883%,
03/25/2050 998,491
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
116,426
(1)(2)
Chase Home Lending
Mortgage Trust 2019-
ATR2 A3, 3.500%,
07/25/2049 $ 102,584
0.0
855,558
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-1 A9, 6.500%,
01/25/2055 854,502
0.1
1,979,639
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 A9, 6.000%,
03/25/2055 1,956,126
0.1
1,821,467
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.238%,
03/25/2055 1,762,567
0.1
1,000,000
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.142%,
05/25/2055 1,020,986
0.1
250,381
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.440%,
09/25/2036 212,446
0.0
34,387
(1)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 4.712%,
11/25/2034 30,928
0.0
216,140
(1)
CHL Mortgage Pass-
Through Trust 2005-
HYB9 2A1, 7.873%,
(TSFR12M + 2.465%),
02/20/2036 189,299
0.0
1,625,837
(1)(2)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 1,498,737
0.1
109,558
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 102,446
0.0
137,932
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 126,289
0.0
151,209
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 131,771
0.0
226,813
(1)(2)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 197,877
0.0
1,526,497
(1)(2)
CIM Trust 2019-J1 B3,
3.934%,
08/25/2049 1,351,693
0.1
2,887,215
(1)(2)
CIM Trust 2019-J2 B2,
3.752%,
10/25/2049 2,513,922
0.1
1,814,628
(1)(2)
CIM Trust 2019-J2 B3,
3.752%,
10/25/2049 1,564,919
0.1
1,180,664
(1)(2)
CIM Trust 2020-J2 B3,
2.756%,
01/25/2051 916,282
0.1
1,758,289
(1)(2)
CIM Trust 2021-J3 B3,
2.613%,
06/25/2051 1,331,912
0.1
356,579  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 309,698
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
66,453
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.439%,
03/25/2036 $ 49,459
0.0
27,490
(1)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.288%,
11/25/2036 22,740
0.0
185,974
(1)(2)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 177,108
0.0
45,920
(1)
Citigroup Mortgage
Loan Trust, Inc. 2005-4
A, 5.853%,
08/25/2035 44,634
0.0
171,010  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 168,411
0.0
702,593
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.550%,
(SOFR30A + 4.214%),
07/25/2039 736,707
0.0
1,700,000
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.100%,
(SOFR30A + 3.764%),
02/25/2040 1,808,118
0.1
272,526  CSMC Mortgage-
Backed Trust 2007-
2 3A6, 5.400%,
03/25/2037 126,449
0.0
396,437
(1)(2)
CSMC Trust 2013-
7 A11, 3.500%,
08/25/2043 354,314
0.0
246,174
(1)(2)
CSMC Trust 2017-
HL1 A12, 3.500%,
06/25/2047 215,256
0.0
1,393,024
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 1,309,987
0.1
2,969,575
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 1,862,143
0.1
5,094,708
(2)
Deephaven Residential
Mortgage Trust 2022-2
A1, 4.300%,
03/25/2067 4,840,462
0.3
348,097
(1)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 A1, 5.760%,
(TSFR1M + 0.414%),
04/25/2037 237,221
0.0
76,540
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.596%,
06/27/2037 65,025
0.0
815,828
(1)(2)
Ellington Financial
Mortgage Trust 2022-2
A1, 4.299%,
04/25/2067 788,394
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
61,718
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.900%, (SOFR30A +
2.564%),
07/25/2031 $ 61,723
0.0
3,540,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.450%, (SOFR30A +
3.114%),
01/25/2040 3,647,593
0.2
3,898,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
9.100%, (SOFR30A +
3.764%),
02/25/2040 4,146,533
0.2
750,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R04 1B1,
10.585%, (SOFR30A +
5.250%),
03/25/2042 814,825
0.0
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
12.335%, (SOFR30A +
7.000%),
04/25/2042 2,195,902
0.1
6,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
8.585%, (SOFR30A +
3.250%),
09/25/2043 6,315,693
0.3
3,300,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
8.135%, (SOFR30A +
2.800%),
03/25/2044 3,324,858
0.2
2,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
7.524%, (SOFR30A +
2.200%),
05/25/2044 2,512,095
0.1
348,540
(3)
Fannie Mae Interest
Strip 343 6, 5.000%,
10/25/2033 50,092
0.0
11,926,165
(3)
Fannie Mae Interest
Strip 426 C38,
2.000%,
03/25/2052 1,598,810
0.1
19,204,387
(3)
Fannie Mae Interest
Strip 427 C13,
3.500%,
03/25/2037 2,194,478
0.1
15,467,114
(3)
Fannie Mae Interest
Strip 427 C18,
3.500%,
03/25/2039 2,236,178
0.1
28,778,294
(3)
Fannie Mae Interest
Strip 427 C38,
3.000%,
04/25/2049 5,396,842
0.3
4,401,146
(3)
Fannie Mae Interest
Strip 429 141, 6.500%,
02/25/2053 1,060,421
0.1
1,358,942
(3)
Fannie Mae Interest
Strip 429 142, 6.500%,
02/25/2053 318,653
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
532,691
(3)
Fannie Mae Interest
Strip 429 143, 6.500%,
02/25/2053 $ 124,322
0.0
319,320
(3)
Fannie Mae Interest
Strip 429 144, 6.500%,
02/25/2053 71,731
0.0
40,600
(1)(3)
Fannie Mae REMIC
Trust 2000-
26 SP, 3.050%,
(-1.000*SOFR30A +
8.386%),
08/25/2030 2,340
0.0
64,189
(1)(3)
Fannie Mae REMIC
Trust 2002-
13 SR, 1.150%,
(-1.000*SOFR30A +
6.486%),
03/25/2032 2,123
0.0
874,605
(1)(3)
Fannie Mae REMIC
Trust 2004-
53 UC, 2.100%,
(-1.000*SOFR30A +
7.436%),
07/25/2034 90,359
0.0
70,249
(1)(3)
Fannie Mae REMIC
Trust 2004-
64 SW, 1.600%,
(-1.000*SOFR30A +
6.936%),
08/25/2034 4,424
0.0
53,373
(1)(3)
Fannie Mae REMIC
Trust 2004-
66 SE, 1.050%,
(-1.000*SOFR30A +
6.386%),
09/25/2034 2,642
0.0
489,399
(1)(3)
Fannie Mae REMIC
Trust 2005-
59 NS, 1.300%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 11,001
0.0
238,445
(1)
Fannie Mae REMIC
Trust 2006-11 FA,
5.750%, (SOFR30A +
0.414%),
03/25/2036 236,654
0.0
87,746
(1)
Fannie Mae REMIC
Trust 2006-
46 SP, 4.217%,
(-1.000*SOFR30A +
23.780%),
06/25/2036 96,487
0.0
302,013
(1)(3)
Fannie Mae REMIC
Trust 2007-
18 BS, 1.150%,
(-1.000*SOFR30A +
6.486%),
06/25/2035 22,191
0.0
2,759,706
(1)(3)
Fannie Mae REMIC
Trust 2007-
22 SD, 0.950%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 226,438
0.0
1,492,505
(1)(3)
Fannie Mae REMIC
Trust 2007-
55 S, 1.310%,
(-1.000*SOFR30A +
6.646%),
06/25/2037 120,911
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,278,416
(1)(3)
Fannie Mae REMIC
Trust 2008-
94 SI, 0.050%,
(-1.000*SOFR30A +
5.386%),
04/25/2036 $ 71,596
0.0
168,673
(1)(3)
Fannie Mae REMIC
Trust 2009-
25 SN, 1.100%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 8,643
0.0
770,563
(1)(3)
Fannie Mae REMIC
Trust 2009-
70 PS, 1.300%,
(-1.000*SOFR30A +
6.636%),
01/25/2037 69,285
0.0
123,777
(1)
Fannie Mae REMIC
Trust 2010-15 FD,
6.190%, (SOFR30A +
0.854%),
03/25/2040 124,296
0.0
322,309
(1)
Fannie Mae REMIC
Trust 2011-47 GF,
6.020%, (SOFR30A +
0.684%),
06/25/2041 320,438
0.0
41,337
(1)
Fannie Mae REMIC
Trust 2012-10 UF,
6.000%, (SOFR30A +
0.664%),
02/25/2042 41,077
0.0
4,823,701
(3)
Fannie Mae REMIC
Trust 2012-111 UI,
3.000%,
10/25/2027 153,950
0.0
397,822
(3)
Fannie Mae REMIC
Trust 2012-121 DI,
2.500%,
11/25/2027 10,918
0.0
3,979,493
(3)
Fannie Mae REMIC
Trust 2012-128 KI,
3.000%,
11/25/2027 133,654
0.0
6,241,794
(1)(3)
Fannie Mae REMIC
Trust 2012-
133 NS, 0.700%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 587,466
0.0
887,151
(3)
Fannie Mae REMIC
Trust 2012-148 IB,
3.500%,
01/25/2028 31,126
0.0
3,572,429
(1)(3)
Fannie Mae REMIC
Trust 2012-
150 PS, 0.700%,
(-1.000*SOFR30A +
6.036%),
01/25/2043 329,417
0.0
7,656,246
(1)(3)
Fannie Mae REMIC
Trust 2012-
66 IB, 0.050%,
(-1.000*SOFR30A +
5.936%),
06/25/2042 17,047
0.0
130,080
(1)(3)
Fannie Mae REMIC
Trust 2012-84 KI,
6.000%, (SOFR30A +
6.000%),
08/25/2042 24,694
0.0
206,633
(3)
Fannie Mae REMIC
Trust 2012-93 IL,
3.000%,
09/25/2027 5,902
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,279,863
(3)
Fannie Mae REMIC
Trust 2013-1 LI,
2.500%,
02/25/2028 $ 127,619
0.0
88,426
(1)(3)
Fannie Mae REMIC
Trust 2013-
116 SC, 0.750%,
(-1.000*SOFR30A +
6.086%),
04/25/2033 562
0.0
1,326,908
(3)
Fannie Mae REMIC
Trust 2013-137 PI,
5.000%,
10/25/2041 258,278
0.0
5,670,654
(1)(3)
Fannie Mae REMIC
Trust 2013-
19 JS, 0.750%,
(-1.000*SOFR30A +
6.086%),
10/25/2041 225,197
0.0
1,058,932
(3)
Fannie Mae REMIC
Trust 2013-2 NI,
4.000%,
02/25/2043 146,972
0.0
1,722,301
(3)
Fannie Mae REMIC
Trust 2013-21 KI,
3.000%,
03/25/2028 53,227
0.0
3,248,110
(3)
Fannie Mae REMIC
Trust 2013-32 EI,
2.500%,
04/25/2033 218,407
0.0
686,712
(3)
Fannie Mae REMIC
Trust 2013-41 BI,
3.000%,
05/25/2028 24,943
0.0
1,299,987
(3)
Fannie Mae REMIC
Trust 2013-67 AI,
3.000%,
07/25/2028 40,576
0.0
974,086
(3)
Fannie Mae REMIC
Trust 2013-69 PI,
3.000%,
04/25/2033 55,828
0.0
2,551,940
(1)(3)
Fannie Mae REMIC
Trust 2013-
97 JS, 0.700%,
(-1.000*SOFR30A +
6.036%),
04/25/2038 155,264
0.0
7,026,340
(3)
Fannie Mae REMIC
Trust 2015-40 AI,
6.000%,
05/25/2037 1,256,201
0.1
4,958,445
(1)(3)
Fannie Mae REMIC
Trust 2016-
19 SB, 0.650%,
(-1.000*SOFR30A +
5.986%),
04/25/2046 286,651
0.0
1,675,336
(3)
Fannie Mae REMIC
Trust 2016-4 BI,
4.000%,
02/25/2046 314,446
0.0
1,138,104
(3)
Fannie Mae REMIC
Trust 2016-61 PI,
4.500%,
01/25/2046 195,868
0.0
11,879,082
(1)(3)
Fannie Mae REMIC
Trust 2017-
16 SG, 0.600%,
(-1.000*SOFR30A +
5.936%),
03/25/2047 1,187,320
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,346,934
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 US, 0.750%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 $ 1,432,722
0.1
8,252,761
(3)
Fannie Mae REMIC
Trust 2019-15 AI,
4.000%,
04/25/2059 1,793,788
0.1
11,731,484
(1)(3)
Fannie Mae REMIC
Trust 2019-
17 SA, 0.650%,
(-1.000*SOFR30A +
5.986%),
04/25/2049 755,577
0.0
10,250,490
(1)(3)
Fannie Mae REMIC
Trust 2019-
8 SB, 0.650%,
(-1.000*SOFR30A +
5.986%),
03/25/2049 663,727
0.0
24,150,478
(3)
Fannie Mae REMIC
Trust 2020-33 YI,
4.000%,
05/25/2050 4,474,634
0.2
11,609,487
(3)
Fannie Mae REMIC
Trust 2020-47 PI,
4.000%,
07/25/2050 2,523,904
0.1
12,415,207
(1)(3)
Fannie Mae REMIC
Trust 2020-
47 SH, 0.650%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,354,505
0.1
18,098,153
(1)(3)
Fannie Mae REMIC
Trust 2020-
49 SB, 0.650%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 2,443,873
0.1
13,109,947
(3)
Fannie Mae REMIC
Trust 2020-52 AI,
4.000%,
08/25/2050 2,156,797
0.1
37,357,160
(3)
Fannie Mae REMIC
Trust 2020-64 IO,
3.000%,
09/25/2050 7,141,404
0.4
19,502,174
(3)
Fannie Mae REMIC
Trust 2020-65 CI,
4.000%,
09/25/2050 3,508,878
0.2
20,028,533
(3)
Fannie Mae REMIC
Trust 2020-67 JI,
4.000%,
09/25/2050 4,223,559
0.2
25,346,259
(3)
Fannie Mae REMIC
Trust 2020-94 MI,
4.500%,
04/25/2050 5,977,842
0.3
9,008,898
(3)
Fannie Mae REMIC
Trust 2021-18 AI,
3.500%,
05/25/2050 1,741,195
0.1
15,263,273
(3)
Fannie Mae REMIC
Trust 2021-18 IY,
4.500%,
08/25/2049 3,957,797
0.2
17,883,257
(3)
Fannie Mae REMIC
Trust 2021-2 PI,
2.000%,
02/25/2051 1,946,982
0.1
18,714,018
(3)
Fannie Mae REMIC
Trust 2021-23 JI,
3.000%,
04/25/2051 3,203,101
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,741,072
(3)
Fannie Mae REMIC
Trust 2021-28 GI,
4.000%,
05/25/2051 $ 3,973,937
0.2
35,413,695
(3)
Fannie Mae REMIC
Trust 2021-65 KI,
3.500%,
10/25/2051 6,597,242
0.4
18,640,287
(3)
Fannie Mae REMIC
Trust 2021-74 AI,
3.000%,
11/25/2051 3,091,678
0.2
62,944  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A7,
6.000%,
02/25/2037 24,528
0.0
148,686
(1)(2)
Flagstar Mortgage Trust
2017-2 A7, 3.500%,
10/25/2047 130,955
0.0
576,786
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.939%,
03/25/2048 512,411
0.0
684,117
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 626,440
0.0
3,430,298
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.148%,
07/25/2048 3,057,871
0.2
858,963
(1)(2)
Flagstar Mortgage Trust
2018-5 B3, 4.442%,
09/25/2048 762,738
0.0
205,472
(1)(2)
Flagstar Mortgage
Trust 2018-6RR 1A7,
4.000%,
10/25/2048 184,710
0.0
3,249,065
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.934%,
10/25/2048 3,076,165
0.2
1,350,727
(1)(2)
Flagstar Mortgage Trust
2019-2 B1, 3.998%,
12/25/2049 1,190,119
0.1
1,891,017
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 3.998%,
12/25/2049 1,655,851
0.1
3,209,387
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.203%,
03/25/2050 2,820,460
0.2
2,750,903
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.203%,
03/25/2050 2,393,577
0.1
3,520,486
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.782%,
04/25/2051 2,806,094
0.2
986
(1)(3)
Freddie Mac REMIC
Trust 2266 S, 3.102%,
(-1.000*SOFR30A +
8.436%),
11/15/2030 29
0.0
80,506
(1)(3)
Freddie Mac REMIC
Trust 2374 S, 2.652%,
(-1.000*SOFR30A +
7.986%),
06/15/2031 6,294
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
42,239
(1)(3)
Freddie Mac
REMIC Trust
2417 SY, 2.952%,
(-1.000*SOFR30A +
8.286%),
12/15/2031 $ 4,242
0.0
175,082
(1)(3)
Freddie Mac
REMIC Trust 2525
SM, 2.552%,
(-1.000*SOFR30A +
7.886%),
02/15/2032 16,276
0.0
82,162
(1)(3)
Freddie Mac
REMIC Trust
2577 SA, 2.002%,
(-1.000*SOFR30A +
7.336%),
02/15/2033 7,086
0.0
884,711
(1)(3)
Freddie Mac
REMIC Trust
2781 SB, 1.702%,
(-1.000*SOFR30A +
7.036%),
04/15/2034 71,380
0.0
184,288
(1)
Freddie Mac REMIC
Trust 2921 PF,
5.798%, (SOFR30A +
0.464%),
01/15/2035 182,545
0.0
156,279
(1)(3)
Freddie Mac
REMIC Trust
2981 CS, 1.272%,
(-1.000*SOFR30A +
6.606%),
05/15/2035 8,644
0.0
75,705
(1)(3)
Freddie Mac
REMIC Trust
2981 SU, 2.352%,
(-1.000*SOFR30A +
7.686%),
05/15/2030 4,569
0.0
236,955
(1)(3)
Freddie Mac
REMIC Trust
2989 HS, 1.702%,
(-1.000*SOFR30A +
7.036%),
08/15/2034 31,296
0.0
89,644
(1)(3)
Freddie Mac
REMIC Trust 3018
SM, 1.752%,
(-1.000*SOFR30A +
7.086%),
08/15/2035 8,917
0.0
108,233
(1)
Freddie Mac
REMIC Trust
3031 BP, 8.000%,
(-1.000*SOFR30A +
44.205%),
08/15/2035 107,946
0.0
304,815
(1)(3)
Freddie Mac REMIC
Trust 3049 PI, 1.202%,
(-1.000*SOFR30A +
6.536%),
10/15/2035 25,482
0.0
2,192,031
(1)(3)
Freddie Mac REMIC
Trust 3128 JI, 1.182%,
(-1.000*SOFR30A +
6.516%),
03/15/2036 185,157
0.0
41,326
(4)
Freddie Mac REMIC
Trust 3151 PO,
0.000%,
05/15/2036 33,583
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,057,235
(1)(3)
Freddie Mac
REMIC Trust
3222 SN, 1.152%,
(-1.000*SOFR30A +
6.486%),
09/15/2036 $ 81,867
0.0
1,062,419
(1)(3)
Freddie Mac REMIC
Trust 3298 S, 0.662%,
(-1.000*SOFR30A +
5.996%),
04/15/2037 72,616
0.0
336,057
(1)(3)
Freddie Mac
REMIC Trust
3523 SA, 0.552%,
(-1.000*SOFR30A +
5.886%),
09/15/2036 20,303
0.0
326,656
(1)(3)
Freddie Mac
REMIC Trust 3582
MS, 0.702%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 24,159
0.0
127,699
(1)(3)
Freddie Mac
REMIC Trust
3624 TS, 0.116%,
(-1.000*SOFR30A +
4.686%),
01/15/2040 3,135
0.0
434,075
(3)
Freddie Mac REMIC
Trust 3688 BI, 5.000%,
07/15/2040 64,682
0.0
299,357
(1)
Freddie Mac REMIC
Trust 3740 FB,
5.948%, (SOFR30A +
0.614%),
10/15/2040 295,161
0.0
1,191,328
(3)
Freddie Mac REMIC
Trust 4097 IC, 2.500%,
08/15/2027 30,554
0.0
632,638
(3)
Freddie Mac REMIC
Trust 4116 IL, 4.500%,
05/15/2042 66,234
0.0
4,219,544
(3)
Freddie Mac REMIC
Trust 4120 TI, 2.500%,
10/15/2027 117,457
0.0
572,837
(3)
Freddie Mac REMIC
Trust 4136 QI,
3.000%,
11/15/2032 25,250
0.0
421,031
(3)
Freddie Mac REMIC
Trust 4143 IK, 4.000%,
10/15/2041 27,135
0.0
10,480,274
(1)(3)
Freddie Mac
REMIC Trust
4146 SA, 0.702%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 1,008,701
0.1
210,957
(3)
Freddie Mac REMIC
Trust 4153 YI, 3.000%,
09/15/2042 3,628
0.0
1,471,511
(3)
Freddie Mac REMIC
Trust 4157 IH, 3.500%,
01/15/2043 222,606
0.0
575,379
(3)
Freddie Mac REMIC
Trust 4162 DI, 2.000%,
02/15/2028 13,136
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,076,985
(3)
Freddie Mac REMIC
Trust 4182 IL, 3.000%,
03/15/2028 $ 77,830
0.0
1,725,843
(3)
Freddie Mac REMIC
Trust 4186 IA, 3.000%,
03/15/2033 138,242
0.0
58,417
(3)
Freddie Mac REMIC
Trust 4261 ID, 6.500%,
06/15/2032 2,774
0.0
19,673,633
(1)(3)
Freddie Mac
REMIC Trust
4273 PS, 0.652%,
(-1.000*SOFR30A +
5.986%),
11/15/2043 1,349,609
0.1
316,425
(3)
Freddie Mac REMIC
Trust 4287 CI, 4.500%,
07/15/2041 31,516
0.0
1,436,743
(3)
Freddie Mac REMIC
Trust 4290 EI, 5.000%,
12/15/2043 264,698
0.0
64,071
(3)
Freddie Mac REMIC
Trust 4333 AI, 5.500%,
02/15/2044 10,118
0.0
1,335,632
(3)
Freddie Mac REMIC
Trust 4494 LI, 5.000%,
12/15/2043 124,839
0.0
5,649,456
(1)(3)
Freddie Mac
REMIC Trust
4618 SA, 0.552%,
(-1.000*SOFR30A +
5.886%),
09/15/2046 549,919
0.0
1,387,905
(3)
Freddie Mac REMIC
Trust 4625 BI, 3.500%,
06/15/2046 244,923
0.0
1,456,672
(3)
Freddie Mac REMIC
Trust 4708 KI, 4.500%,
11/15/2046 241,845
0.0
10,256,210
(3)
Freddie Mac REMIC
Trust 4813 IO,
5.500%,
08/15/2048 2,028,912
0.1
18,284,049
(1)(3)
Freddie Mac
REMIC Trust
4903 NS, 0.650%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 1,717,944
0.1
10,514,577
(1)(3)
Freddie Mac
REMIC Trust
4909 SJ, 0.600%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,243,944
0.1
4,159,373
(1)(3)
Freddie Mac
REMIC Trust
4910 SD, 0.602%,
(-1.000*SOFR30A +
5.936%),
06/15/2049 472,013
0.0
13,165,113
(1)(3)
Freddie Mac
REMIC Trust
4910 SH, 0.600%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,563,589
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,490,171
(1)(3)
Freddie Mac
REMIC Trust
4924 SY, 0.600%,
(-1.000*SOFR30A +
5.936%),
10/25/2049 $ 2,136,949
0.1
11,916,646
(3)
Freddie Mac REMIC
Trust 4967 IQ,
4.000%,
02/25/2050 2,594,507
0.1
32,155,840
(3)
Freddie Mac REMIC
Trust 4974 I, 4.000%,
04/25/2050 6,850,705
0.4
19,981,490
(1)(3)
Freddie Mac
REMIC Trust
5009 TS, 0.750%,
(-1.000*SOFR30A +
6.086%),
09/25/2050 2,219,856
0.1
29,202,658
(3)
Freddie Mac REMIC
Trust 5010 MI,
3.000%,
09/25/2050 4,606,909
0.3
17,670,107
(3)
Freddie Mac REMIC
Trust 5036 CI, 4.000%,
12/25/2049 3,785,690
0.2
24,851,697
(3)
Freddie Mac REMIC
Trust 5049 UI, 3.000%,
12/25/2050 4,690,723
0.3
9,339,570
(3)
Freddie Mac REMIC
Trust 5052 BI, 5.000%,
12/25/2050 2,278,624
0.1
13,022,654
(3)
Freddie Mac REMIC
Trust 5074 GI,
2.000%,
02/25/2051 1,484,597
0.1
21,827,498
(3)
Freddie Mac REMIC
Trust 5081 CI, 2.000%,
03/25/2051 2,504,352
0.1
39,944,965
(3)
Freddie Mac REMIC
Trust 5083 IP, 4.000%,
11/25/2048 8,558,057
0.5
14,263,023
(3)
Freddie Mac REMIC
Trust 5133 CI, 4.500%,
07/25/2039 2,482,602
0.1
15,771,507
(3)
Freddie Mac REMIC
Trust 5138 CI, 4.000%,
07/25/2050 3,379,107
0.2
10,200,712
(3)
Freddie Mac REMIC
Trust 5142 LI, 2.500%,
09/25/2051 1,677,665
0.1
5,378,668
(3)
Freddie Mac REMIC
Trust 5152 GI,
4.500%,
06/25/2048 1,302,805
0.1
19,640,704
(3)
Freddie Mac REMIC
Trust 5214 IO,
2.000%,
03/25/2051 2,560,007
0.1
8,453,129
(3)
Freddie Mac REMIC
Trust 5261 IC, 4.000%,
01/25/2050 1,698,454
0.1
5,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.735%,
(SOFR30A + 3.400%),
10/25/2041 5,289,071
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.085%,
(SOFR30A + 3.750%),
12/25/2041 $ 6,326,064
0.3
5,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.685%,
(SOFR30A + 2.350%),
12/25/2041 5,069,308
0.3
2,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.735%,
(SOFR30A + 3.400%),
01/25/2042 2,893,887
0.2
3,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.835%,
(SOFR30A + 2.500%),
01/25/2042 3,061,109
0.2
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 10.085%,
(SOFR30A + 4.750%),
02/25/2042 2,670,471
0.1
3,400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 9.685%,
(SOFR30A + 4.350%),
04/25/2042 3,635,819
0.2
1,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M2, 12.085%,
(SOFR30A + 6.750%),
06/25/2042 2,043,953
0.1
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 11.085%,
(SOFR30A + 5.750%),
09/25/2042 1,119,285
0.1
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 8.685%,
(SOFR30A + 3.350%),
11/25/2043 2,653,075
0.1
584,916
(3)
Freddie Mac Strips 224
IO, 6.000%,
03/01/2033 92,355
0.0
302,789
(1)(3)
Freddie Mac Strips
237 S23, 1.652%,
(-1.000*SOFR30A +
6.986%),
05/15/2036 32,024
0.0
371,901
(3)
Freddie Mac Strips 260
33, 4.000%,
05/15/2039 57,368
0.0
507,304
(3)
Freddie Mac Strips 287
IO, 3.000%,
10/15/2027 15,074
0.0
184,475
(1)(3)
Freddie Mac Strips
324 144, 6.000%,
06/15/2039 35,632
0.0
8,791,496
(3)
Freddie Mac Strips 390
C3, 3.500%,
11/15/2037 1,119,203
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,522,907
(3)
Freddie Mac Strips 400
C8, 6.500%,
05/25/2053 $ 2,683,842
0.1
1,526,016
(1)(2)
Galton Funding
Mortgage Trust 2018-2
B2, 4.750%,
10/25/2058 1,427,074
0.1
2,292,524
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B1, 4.250%,
02/25/2059 2,104,967
0.1
1,838,214
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 1,707,147
0.1
2,000,000
(1)(2)
GCAT Trust 2024-INV2
B3, 7.409%,
06/25/2054 2,074,799
0.1
2,785,286
(1)(3)
Ginnie Mae 2007-
59 SC, 1.047%,
(-1.000*TSFR1M +
6.386%),
07/20/2037 256,731
0.0
253,418
(1)(3)
Ginnie Mae 2008-
40 SA, 0.957%,
(-1.000*TSFR1M +
6.286%),
05/16/2038 10,104
0.0
352,614
(3)
Ginnie Mae 2010-143
JI, 4.000%,
08/16/2039 14,642
0.0
605,993
(3)
Ginnie Mae 2010-4 IP,
5.000%,
01/16/2039 35,905
0.0
405,424
(1)(3)
Ginnie Mae 2010-
4 SL, 0.957%,
(-1.000*TSFR1M +
6.286%),
01/16/2040 36,531
0.0
3,072
(1)(3)
Ginnie Mae 2010-
98 QS, 1.147%,
(-1.000*TSFR1M +
6.486%),
01/20/2040 6
0.0
1,140,578
(1)(3)
Ginnie Mae 2011-
101 BI, 0.650%,
(-1.000*TSFR1M +
6.536%),
11/20/2037 25,912
0.0
91,986
(1)(3)
Ginnie Mae 2011-
101 EI, 3.807%,
(-1.000*TSFR1M +
106.946%),
10/16/2039 20,031
0.0
894,813
(3)
Ginnie Mae 2011-124
KI, 4.000%,
08/20/2039 36,907
0.0
3,144,238
(1)(3)
Ginnie Mae 2011-
25 AS, 0.607%,
(-1.000*TSFR1M +
5.946%),
02/20/2041 191,581
0.0
717,593
(3)
Ginnie Mae 2012-148
IP, 3.500%,
04/20/2041 17,663
0.0
12,012
(3)
Ginnie Mae 2012-149
BI, 3.500%,
10/20/2041 1,053
0.0
1,232,997
(3)
Ginnie Mae 2012-39
PI, 4.000%,
03/16/2042 114,517
0.0
2,410,322
(1)(3)
Ginnie Mae 2013-
103 DS, 0.697%,
(-1.000*TSFR1M +
6.036%),
07/20/2043 199,152
0.0
14,673,976
(1)(3)
Ginnie Mae 2013-
130 SB, 0.016%,
(-1.000*TSFR1M +
4.936%),
09/16/2043 374,699
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,327,612
(1)(3)
Ginnie Mae 2013-
134 DS, 0.647%,
(-1.000*TSFR1M +
5.986%),
09/20/2043 $ 331,051
0.0
132,688
(3)
Ginnie Mae 2013-44
LI, 4.500%,
01/16/2043 14,808
0.0
491,167
(3)
Ginnie Mae 2013-81
IO, 4.500%,
01/16/2040 30,717
0.0
6,417,763
(1)(3)
Ginnie Mae 2014-
58 SM, 0.657%,
(-1.000*TSFR1M +
5.986%),
04/16/2044 539,796
0.0
1,475,343
(3)
Ginnie Mae 2014-84
PI, 4.500%,
04/20/2043 165,085
0.0
1,419,048
(3)
Ginnie Mae 2015-132
BI, 4.000%,
11/20/2044 185,457
0.0
2,245,872
(1)(3)
Ginnie Mae 2015-
69 IL, 0.200%,
(-1.000*TSFR1M +
6.586%),
07/20/2034 15,804
0.0
152,947
(3)
Ginnie Mae 2015-94
IU, 4.000%,
08/20/2044 21,582
0.0
5,142,082
(1)(3)
Ginnie Mae 2016-
66 ES, 0.597%,
(-1.000*TSFR1M +
5.936%),
05/20/2046 498,769
0.0
309,609
(3)
Ginnie Mae 2016-8 PI,
4.000%,
10/20/2044 37,260
0.0
4,604,850
(1)(3)
Ginnie Mae 2018-
153 SQ, 0.747%,
(-1.000*TSFR1M +
6.086%),
11/20/2048 325,959
0.0
11,028,636
(1)(3)
Ginnie Mae 2018-
93 SJ, 0.747%,
(-1.000*TSFR1M +
6.086%),
07/20/2048 877,388
0.1
136,978
(3)
Ginnie Mae 2019-111
TI, 5.000%,
09/20/2049 24,256
0.0
77,723
(3)
Ginnie Mae 2019-86
GI, 6.500%,
07/20/2049 14,054
0.0
311,719
(3)
Ginnie Mae 2019-86
HI, 5.500%,
07/20/2049 65,627
0.0
9,821,175
(1)(3)
Ginnie Mae 2019-
89 SC, 0.647%,
(-1.000*TSFR1M +
5.986%),
07/20/2049 1,027,464
0.1
19,834,027
(3)
Ginnie Mae 2020-7 EI,
3.500%,
01/20/2050 3,783,406
0.2
21,678,439
(3)
Ginnie Mae 2021-152
ID, 3.000%,
08/20/2051 3,551,509
0.2
39,107,938
(3)
Ginnie Mae 2021-194
IK, 3.000%,
11/20/2051 6,371,279
0.3
22,024,435
(1)(3)
Ginnie Mae 2022-
159 SE, 0.667%,
(-1.000*SOFR30A +
6.000%),
09/20/2052 1,484,059
0.1
20,132,743
(3)
Ginnie Mae 2023-24
ID, 3.500%,
06/20/2050 3,815,217
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
235,012
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 $ 205,942
0.0
373,254
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 326,711
0.0
940,094
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 821,230
0.0
2,210,121
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B2, 3.631%,
05/25/2050 1,867,964
0.1
3,488,933
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.631%,
05/25/2050 2,918,401
0.2
1,479,646
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.042%,
08/25/2049 1,258,149
0.1
61,910
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 56,796
0.0
3,557,944
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.372%,
11/25/2049 3,249,667
0.2
3,680,136
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.372%,
11/25/2049 3,311,166
0.2
433,366
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.945%,
03/25/2050 387,646
0.0
442,013
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.945%,
03/25/2050 395,381
0.0
1,706,415
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.423%,
10/25/2050 1,353,957
0.1
1,608,174
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.648%,
08/25/2051 1,230,388
0.1
3,675,591
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ4 B3, 2.613%,
09/25/2051 2,883,118
0.2
4,755,504
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ5 B3, 2.586%,
10/25/2051 3,687,417
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
941,196
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.378%,
04/25/2052 $ 755,111
0.0
943,599
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.378%,
04/25/2052 728,013
0.0
2,360,811
(2)
GS Mortgage-Backed
Securities Trust 2021-
PJ9 A4, 2.500%,
02/26/2052 1,852,585
0.1
2,239,461
(2)
GS Mortgage-Backed
Securities Trust 2022-
NQM1 A4, 4.000%,
05/25/2062 2,030,712
0.1
2,973,950
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.941%,
04/25/2054 3,038,164
0.2
994,234
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.254%,
06/25/2054 1,036,688
0.1
302,750
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 5.833%, (TSFR1M
+ 0.494%),
09/19/2037 247,639
0.0
732
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
6.320%, (TSFR1M +
0.974%),
08/25/2029 699
0.0
2,600,000
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,877,179
0.1
49,491
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
5.880%, (TSFR1M +
0.534%),
04/25/2046 40,488
0.0
57,827
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.952%,
08/25/2049 53,806
0.0
1,005,770
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.397%,
08/25/2049 922,866
0.1
2,436,887
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.397%,
08/25/2049 2,223,081
0.1
1,177,704
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.579%,
06/25/2049 1,094,298
0.1
2,356,594
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.153%,
05/25/2052 1,806,563
0.1
891,973
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 710,228
0.0
920,350
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 903,249
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,060,130
(1)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.992%,
07/25/2035 $ 965,790
0.1
70,415  JP Morgan Mortgage
Trust 2005-S3 1A10,
6.000%,
01/25/2036 32,437
0.0
143,461  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 68,010
0.0
390,364  JP Morgan Mortgage
Trust 2006-S3 1A30,
6.500%,
08/25/2036 124,203
0.0
784,352
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B3,
2.725%,
10/25/2029 710,584
0.0
421,623
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B3,
3.795%,
05/25/2046 386,464
0.0
2,095,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.795%,
05/25/2046 1,528,073
0.1
324,773
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 286,660
0.0
761,138
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.449%,
01/25/2047 658,494
0.0
1,225,299
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.766%,
08/25/2047 1,112,830
0.1
1,620,136
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B1,
5.518%,
10/26/2048 1,578,782
0.1
496,301
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B3,
3.778%,
12/25/2048 436,548
0.0
1,401,329
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.778%,
12/25/2048 1,229,159
0.1
969,528
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B5,
3.778%,
12/25/2048 727,870
0.0
1,995,272
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B2,
3.586%,
06/25/2048 1,746,758
0.1
2,095,915
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.705%,
09/25/2048 1,835,158
0.1
421,833
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.711%,
10/25/2048 371,359
0.0
1,703,749
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 1,477,458
0.1
96,471
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 84,093
0.0
147,093
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A3,
4.000%,
01/25/2049 133,200
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,468,927
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.041%,
01/25/2049 $ 3,085,827
0.2
882,609
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.250%,
02/25/2049 797,132
0.0
1,744,406
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B3,
4.250%,
02/25/2049 1,566,430
0.1
159,543
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 147,409
0.0
344,013
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 314,692
0.0
2,685,007
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B1,
4.467%,
11/25/2049 2,477,185
0.1
87,490
(1)(2)
JP Morgan Mortgage
Trust 2019-6 A3,
3.500%,
12/25/2049 77,673
0.0
886,752
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.220%,
02/25/2050 749,309
0.0
377,680
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 330,360
0.0
903,791
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.421%,
03/25/2050 756,817
0.0
3,582,131
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.928%,
10/25/2049 3,360,107
0.2
233,794
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 207,733
0.0
3,844,669
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.366%,
05/25/2050 3,379,447
0.2
1,697,310
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.662%,
12/25/2049 1,593,019
0.1
1,720,537
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.662%,
12/25/2049 1,602,022
0.1
2,568,597
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.368%,
03/25/2050 2,317,856
0.1
5,978,828
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.368%,
03/25/2050 5,342,864
0.3
252,322
(1)(2)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 219,803
0.0
69,160
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 67,411
0.0
357,279
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A5,
3.500%,
06/25/2050 348,381
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,048,883
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.863%,
10/25/2051 $ 2,337,136
0.1
2,400,196
(1)(2)
JP Morgan Mortgage
Trust 2022-2 B3,
3.128%,
08/25/2052 1,865,405
0.1
991,550
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.498%,
05/25/2054 948,404
0.1
1,948,761
(1)(2)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 1,946,113
0.1
1,796,520
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.215%,
10/25/2054 1,877,817
0.1
2,715,740
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.215%,
10/25/2054 2,801,795
0.2
469,123
(1)(2)
JP Morgan Trust
2015-3 B3, 3.590%,
05/25/2045 428,584
0.0
1,327,529
(1)(2)
JP Morgan Trust
2015-3 B4, 3.590%,
05/25/2045 995,006
0.1
59,079
(1)
Lehman XS Trust
Series 2005-5N 1A2,
5.820%, (TSFR1M +
0.474%),
11/25/2035 56,613
0.0
1,764,312
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.903%,
07/01/2051 1,369,814
0.1
2,729,912
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.319%,
03/25/2052 2,164,940
0.1
2,000,000
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,502,850
0.1
655,000
(1)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
7.260%, (TSFR1M +
1.914%),
09/25/2035 654,930
0.0
960,190
(1)
Morgan Stanley
Mortgage Loan Trust
2006-9AR A2, 5.760%,
(TSFR1M + 0.414%),
08/25/2036 236,100
0.0
1,000,000
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.199%,
03/25/2054 1,025,213
0.1
281,991
(1)(2)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 268,701
0.0
1,300,000
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.685%,
(SOFR30A + 3.350%),
04/25/2034 1,326,828
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
183,959
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 $ 163,264
0.0
326,861
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 296,061
0.0
237,442
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 206,815
0.0
1,798,867
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 1,413,319
0.1
2,500,000
(1)(2)
OBX Trust 2022-
NQM4 A1B, 3.900%,
04/25/2062 2,294,210
0.1
2,109,468
(1)(2)
Oceanview Mortgage
Trust 2021-1 B3,
2.719%,
05/25/2051 1,621,826
0.1
1,089,296,273
(2)(3)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 4,425,538
0.2
14,978  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 12,560
0.0
133,028
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 123,380
0.0
5,283,168
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 8.035%,
(SOFR30A + 2.700%),
12/27/2033 5,352,363
0.3
2,230,577
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.877%,
09/25/2049 1,955,711
0.1
1,509,079
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.465%,
02/25/2050 1,297,549
0.1
2,374,991
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 1,863,593
0.1
5,256,725
(1)(2)
RCKT Mortgage Trust
2021-6 B3, 2.793%,
12/25/2051 3,998,349
0.2
890,149
(1)(2)
RCKT Mortgage Trust
2022-3 A21, 3.000%,
05/25/2052 728,688
0.0
696,316
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 651,691
0.0
1,270,016
(1)(2)
Sequoia Mortgage Trust
2017-1 B2, 3.606%,
02/25/2047 1,150,475
0.1
1,055,129
(1)(2)
Sequoia Mortgage Trust
2018-6 B1, 4.162%,
07/25/2048 967,677
0.1
488,623
(2)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.438%,
03/25/2048 451,050
0.0
1,543,964
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.257%,
06/25/2049 1,423,724
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,459,955
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.257%,
06/25/2049 $ 1,312,780
0.1
1,918,990
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.708%,
12/25/2049 1,682,330
0.1
1,919,872
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.708%,
12/25/2049 1,667,121
0.1
716,589
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.910%,
03/25/2049 693,039
0.0
45,683
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 44,923
0.0
160,480
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 146,920
0.0
1,811,275
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.503%,
09/25/2049 1,668,963
0.1
175,376
(1)(2)
Sequoia Mortgage Trust
2020-1 A1, 3.500%,
02/25/2050 154,670
0.0
1,371,235
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.635%,
03/25/2050 1,165,884
0.1
533,997
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.651%,
05/25/2051 414,633
0.0
1,180,407
(1)(2)
Sequoia Mortgage Trust
2021-5 B3, 3.050%,
07/25/2051 921,709
0.1
1,048,607
(1)(2)
Sequoia Mortgage Trust
2022-1 B3, 2.946%,
02/25/2052 835,300
0.1
2,813,281
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 2,761,008
0.2
1,629,047
(2)
Sequoia Mortgage Trust
2024-4 A19, 6.000%,
05/25/2054 1,606,720
0.1
2,755,114
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.643%,
10/25/2047 2,445,988
0.1
2,078,261
(1)(2)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.643%,
10/25/2047 1,853,618
0.1
2,000,000
(1)(2)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 1,547,126
0.1
23,255
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.988%,
03/25/2035 20,837
0.0
5,475,211
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 8.235%,
(SOFR30A + 2.900%),
02/25/2034 5,531,154
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,404,221
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.222%,
12/25/2051 $ 1,895,689
0.1
57,138,621
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 X, 0.147%,
01/25/2045 574
0.0
21,410,421
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR2 X, 0.089%,
01/25/2045 215
0.0
10,602
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.478%,
10/25/2036 9,343
0.0
51,556
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.796%,
10/25/2036 45,037
0.0
264,670
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.003%,
11/25/2036 221,609
0.0
36,583
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.394%,
08/25/2046 31,525
0.0
65,123
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.209%,
12/25/2036 56,376
0.0
332,556
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.828%,
03/25/2037 260,206
0.0
40,284
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY7 2A2,
3.973%,
07/25/2037 33,493
0.0
691,006
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
6.099%,
07/25/2034 640,620
0.0
104,602
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.265%,
06/25/2034 98,370
0.0
68,869
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.003%,
11/25/2036 57,664
0.0
379,780
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.750%,
(TSFR1M + 1.014%),
11/25/2035 321,319
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
444,400  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 $ 395,599
0.0
564,445
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-5 2CB2, 6.000%,
(TSFR1M + 0.714%),
07/25/2036 356,451
0.0
1,524,014
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR5 3A, 6.093%,
(12MTA + 0.940%),
07/25/2046 906,835
0.1
619,351
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 6.113%,
(12MTA + 0.960%),
08/25/2046 312,026
0.0
402,654  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 354,527
0.0
86,540  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 75,673
0.0
18,017
(1)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.890%, (TSFR1M
+ 0.544%),
06/25/2037 14,610
0.0
1,276,521
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.656%,
07/25/2047 1,104,399
0.1
358,337
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR12 1A1,
6.554%,
09/25/2036 318,231
0.0
74,642
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 5.968%,
12/28/2037 63,854
0.0
1,442,696
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.518%,
09/25/2049 1,016,659
0.1
1,833,255
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.375%,
12/25/2049 1,530,037
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,682,084
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.160%,
07/25/2050 $ 2,292,246
0.1
1,862,132
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.705%,
12/25/2050 1,358,375
0.1
356,507
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.754%,
08/20/2045 318,474
0.0
Total Collateralized
Mortgage Obligations
(Cost $537,793,940)
493,042,957
26.1
CORPORATE BONDS/NOTES : 19.4%
Basic Materials : 1.4%
1,500,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 1,317,656
0.1
1,400,000
(2)
Antofagasta PLC,
6.250%,
05/02/2034 1,457,582
0.1
900,000
(2)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 945,581
0.1
600,000
(2)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 623,816
0.0
150,000
(2)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 134,445
0.0
700,000
(2)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 663,379
0.0
375,000
(2)(5)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 332,429
0.0
675,000
(2)
Coeur Mining, Inc.,
5.125%,
02/15/2029 633,385
0.0
825,000
(2)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 702,159
0.0
875,000
(2)
Constellium SE,
5.625%,
06/15/2028 857,211
0.1
250,000
(2)
Constellium SE,
5.875%,
02/15/2026 249,144
0.0
1,075,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 1,074,194
0.1
625,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 644,141
0.0
800,000
(2)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 783,250
0.1
925,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 905,705
0.1
725,000
(2)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 731,539
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
800,000
(2)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 $ 766,100
0.1
1,750,000
(2)
Inversiones CMPC SA,
6.125%,
02/26/2034 1,789,375
0.1
925,000
(2)(6)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 761,444
0.0
1,050,000
(5)
JSW Steel Ltd., 5.050%,
04/05/2032 930,562
0.1
550,000
(2)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 521,177
0.0
900,000
(2)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 895,219
0.1
425,000
(2)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 451,511
0.0
200,000
(2)
Novelis Corp., 3.250%,
11/15/2026 188,398
0.0
600,000
(2)
Novelis Corp., 3.875%,
08/15/2031 520,028
0.0
250,000
(2)
Novelis Corp., 4.750%,
01/30/2030 232,169
0.0
675,000
(2)(5)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 619,078
0.0
1,775,000
(2)
OCP SA, 6.750%,
05/02/2034 1,828,250
0.1
400,000
(2)(5)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 364,368
0.0
350,000
(2)
Olympus Water US
Holding Corp., 6.250%,
10/01/2029 319,883
0.0
400,000
(2)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 401,985
0.0
800,000
(2)
SPCM SA, 3.125%,
03/15/2027 736,738
0.0
810,000
(2)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 317,414
0.0
1,025,000
(2)(5)
Tronox, Inc., 4.625%,
03/15/2029 926,358
0.1
1,025,000
(2)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 945,819
0.1
25,571,492
1.4
Communications : 1.8%
525,000
(2)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 311,063
0.0
1,750,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 1,482,839
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,325,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 $ 1,068,078
0.1
1,000,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 935,727
0.1
1,025,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 984,980
0.1
300,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 297,302
0.0
850,000
(2)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 821,109
0.1
1,950,000
(2)
CSC Holdings LLC,
11.250%,
05/15/2028 1,700,625
0.1
2,075,000  CT Trust, 5.125%,
02/03/2032 1,843,637
0.1
1,375,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,294,454
0.1
1,300,000
(2)
DISH Network Corp.,
11.750%,
11/15/2027 1,275,878
0.1
675,000
(2)
GCI LLC, 4.750%,
10/15/2028 616,740
0.0
1,025,000
(2)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 581,888
0.0
700,000
(2)(5)
Gray Television, Inc.,
7.000%,
05/15/2027 645,126
0.0
1,150,000
(2)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 606,625
0.0
1,175,000
(2)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,169,612
0.1
1,200,000
(2)(5)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,124,192
0.1
725,000
(2)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 705,612
0.0
675,000
(2)(5)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 608,804
0.0
475,000
(1)
Paramount Global,
6.250%,
02/28/2057 387,686
0.0
865,000
(1)
Paramount Global,
6.375%,
03/30/2062 764,714
0.0
1,425,000
(2)(5)
Scripps Escrow, Inc.,
5.875%,
07/15/2027 862,474
0.1
300,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 282,521
0.0
1,875,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,796,627
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
4,101,000  Sprint Capital Corp.,
6.875%,
11/15/2028 $ 4,350,431
0.2
850,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 785,772
0.1
375,000
(2)
Telecom Italia Capital
SA, 6.000%,
09/30/2034 355,350
0.0
385,000
(2)
Telecom Italia Capital
SA, 6.375%,
11/15/2033 377,104
0.0
535,000
(2)
Uber Technologies, Inc.,
8.000%,
11/01/2026 540,231
0.0
275,000
(2)
Univision
Communications, Inc.,
4.500%,
05/01/2029 231,408
0.0
1,200,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,149,980
0.1
365,000
(2)
Univision
Communications, Inc.,
8.000%,
08/15/2028 356,289
0.0
525,000
(2)(5)
Viasat, Inc., 6.500%,
07/15/2028 397,969
0.0
425,000
(2)(5)
Viasat, Inc., 7.500%,
05/30/2031 282,854
0.0
625,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 528,763
0.0
1,300,000
(2)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 1,157,898
0.1
765,000
(2)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 646,226
0.0
33,328,588
1.8
Consumer, Cyclical : 2.8%
600,000
(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 584,030
0.0
300,000
(2)(5)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 313,398
0.0
275,000
(2)
Allison Transmission,
Inc., 3.750%,
01/30/2031 241,353
0.0
625,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 616,909
0.0
700,000
(2)(5)
Amer Sports Co.,
6.750%,
02/16/2031 697,708
0.0
775,000
(2)(5)
American Airlines, Inc.,
7.250%,
02/15/2028 776,318
0.1
166,667
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 165,339
0.0
550,000
(2)(5)
Arko Corp., 5.125%,
11/15/2029 479,244
0.0
525,000
(5)
Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 498,092
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
475,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 $ 440,749
0.0
675,000
(2)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 608,877
0.0
750,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 747,433
0.1
75,000
(2)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 77,640
0.0
675,000
(2)(6)
BCPE Ulysses
Intermediate, Inc.,
7.750% (PIK Rate
8.500%, Cash Rate
7.750%),
04/01/2027 658,721
0.0
450,000
(2)
Brinker International,
Inc., 5.000%,
10/01/2024 448,978
0.0
925,000
(2)(5)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 848,679
0.1
900,000
(2)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 920,075
0.1
525,000
(2)
Carnival Corp., 4.000%,
08/01/2028 493,664
0.0
1,325,000
(2)(5)
Carnival Corp., 6.000%,
05/01/2029 1,309,689
0.1
1,425,000
(2)(6)
Carvana Co., 12.000%
(PIK Rate 12.000%,
Cash Rate 0.000%),
12/01/2028 1,533,579
0.1
900,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 893,870
0.1
108,782
(2)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 105,986
0.0
700,000
(2)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 717,508
0.0
1,400,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 1,315,379
0.1
1,250,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,188,271
0.1
725,000
(2)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 644,203
0.0
225,000
(2)(5)
Gap, Inc., 3.625%,
10/01/2029 194,991
0.0
600,000
(2)
Gap, Inc., 3.875%,
10/01/2031 501,499
0.0
605,000
(2)(5)
Gates Corp., 6.875%,
07/01/2029 616,307
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
4,125,000  General Motors
Financial Co., Inc.,
5.800%,
01/07/2029 $ 4,163,241
0.2
4,125,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 4,237,535
0.2
650,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 636,389
0.0
725,000
(2)
Interface, Inc., 5.500%,
12/01/2028 683,549
0.0
200,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 194,841
0.0
900,000
(2)
International Game
Technology PLC,
5.250%,
01/15/2029 871,403
0.1
975,000
(2)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 912,781
0.1
725,000
(2)(5)
Lithia Motors, Inc.,
4.375%,
01/15/2031 646,255
0.0
225,000  M/I Homes, Inc.,
3.950%,
02/15/2030 200,832
0.0
525,000  M/I Homes, Inc.,
4.950%,
02/01/2028 506,741
0.0
325,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 281,160
0.0
450,000
(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 430,212
0.0
800,000
(2)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 719,896
0.0
400,000  MGM Resorts
International, 4.625%,
09/01/2026 390,723
0.0
400,000
(5)
MGM Resorts
International, 4.750%,
10/15/2028 381,074
0.0
225,000  MGM Resorts
International, 6.500%,
04/15/2032 224,108
0.0
1,225,000
(2)(5)
Michaels Cos., Inc.,
5.250%,
05/01/2028 981,393
0.1
650,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 616,680
0.0
200,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 198,611
0.0
225,000
(2)
NCL Corp. Ltd.,
5.875%,
03/15/2026 222,600
0.0
375,000
(2)(5)
NCL Corp. Ltd.,
7.750%,
02/15/2029 390,141
0.0
150,000
(2)
NCL Corp. Ltd.,
8.375%,
02/01/2028 156,863
0.0
500,000
(2)(5)
NCL Finance Ltd.,
6.125%,
03/15/2028 494,157
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
700,000
(2)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 $ 756,901
0.1
550,000
(2)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 575,083
0.0
1,935,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 1,906,598
0.1
165,000
(2)
Royal Caribbean
Cruises Ltd., 6.250%,
03/15/2032 166,489
0.0
825,000
(5)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 815,786
0.1
750,000  Sands China Ltd.,
5.125%,
08/08/2025 744,716
0.1
750,000
(2)(5)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 731,615
0.1
800,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 804,638
0.1
351,455
(2)
Staples, Inc., 12.750%,
01/15/2030 273,785
0.0
955,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 899,501
0.1
600,000
(2)
STL Holding Co. LLC,
8.750%,
02/15/2029 626,860
0.0
625,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 524,438
0.0
150,000
(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 135,455
0.0
725,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 720,968
0.1
450,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 435,225
0.0
1,525,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,510,176
0.1
225,000
(2)
Viking Cruises Ltd.,
7.000%,
02/15/2029 226,369
0.0
750,000
(2)(5)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 590,150
0.0
675,000
(5)
Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 530,868
0.0
850,000
(2)
White Cap Buyer LLC,
6.875%,
10/15/2028 820,965
0.1
875,000
(2)
William Carter Co.,
5.625%,
03/15/2027 863,696
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
950,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 $ 927,272
0.1
450,000
(2)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 444,657
0.0
440,000
(2)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 448,891
0.0
53,660,776
2.8
Consumer, Non-cyclical : 3.0%
700,000
(2)(5)
1375209 BC Ltd.,
9.000%,
01/30/2028 673,982
0.0
850,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 832,318
0.1
570,000
(2)
AdaptHealth LLC,
4.625%,
08/01/2029 494,521
0.0
805,000
(2)(5)
ADT Security Corp.,
4.125%,
08/01/2029 743,002
0.0
550,000
(2)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 522,677
0.0
525,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 472,680
0.0
575,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 568,775
0.0
1,050,000
(2)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 958,938
0.1
500,000
(2)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 456,077
0.0
725,000
(2)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 673,430
0.0
375,000
(2)
APi Group DE, Inc.,
4.125%,
07/15/2029 341,719
0.0
425,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 397,036
0.0
1,175,000
(2)(5)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,164,793
0.1
650,000
(2)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 666,250
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
750,000
(2)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 $ 562,159
0.0
565,000
(2)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 470,998
0.0
775,000
(2)
BellRing Brands, Inc.,
7.000%,
03/15/2030 794,986
0.1
310,000
(2)
Brink's Co., 6.500%,
06/15/2029 313,510
0.0
310,000
(2)
Brink's Co., 6.750%,
06/15/2032 312,557
0.0
775,000
(2)
Cencosud SA, 5.950%,
05/28/2031 781,055
0.1
1,750,000  Central American
Bottling Corp. / CBC
Bottling Holdco SL
/ Beliv Holdco SL,
5.250%,
04/27/2029 1,636,250
0.1
1,000,000
(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 926,992
0.1
750,000
(2)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 773,367
0.0
1,575,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 1,300,024
0.1
1,225,000
(2)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,141,837
0.1
900,000  Cimpress PLC, 7.000%,
06/15/2026 900,220
0.1
280,000
(2)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 284,035
0.0
880,000
(2)
CPI CG, Inc., 8.625%,
03/15/2026 899,635
0.1
745,000
(2)
CPI CG, Inc., 10.000%,
07/15/2029 773,772
0.1
275,000
(2)
DaVita, Inc., 3.750%,
02/15/2031 234,843
0.0
1,100,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 994,916
0.1
5,054,000
(2)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 5,226,838
0.3
1,025,000  Encompass Health
Corp., 4.750%,
02/01/2030 959,786
0.1
750,000
(2)(5)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 775,633
0.1
225,000
(2)
Garda World Security
Corp., 4.625%,
02/15/2027 215,280
0.0
800,000
(2)
Garda World Security
Corp., 6.000%,
06/01/2029 730,658
0.0
650,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 645,565
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,000,000
(2)
Jazz Securities DAC,
4.375%,
01/15/2029 $ 929,234
0.1
875,000
(2)
LifePoint Health, Inc.,
10.000%,
06/01/2032 895,705
0.1
800,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 737,332
0.0
700,000
(2)
Medline Borrower L.P.,
5.250%,
10/01/2029 668,571
0.0
1,000,000  Minerva Luxembourg
SA, 4.375%,
03/18/2031 829,750
0.1
1,600,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 1,663,000
0.1
550,000
(2)
ModivCare, Inc.,
5.875%,
11/15/2025 558,079
0.0
925,000
(2)
MPH Acquisition
Holdings LLC, 5.500%,
09/01/2028 699,405
0.0
750,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 695,507
0.0
400,000  New Albertsons L.P.,
7.450%,
08/01/2029 421,903
0.0
1,100,000
(2)(5)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 989,056
0.1
400,000
(2)(5)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 411,501
0.0
925,000
(2)
Owens & Minor, Inc.,
6.625%,
04/01/2030 841,873
0.1
700,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 677,663
0.0
675,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 620,691
0.0
1,050,000
(2)
Post Holdings, Inc.,
5.625%,
01/15/2028 1,034,624
0.1
1,100,000
(2)(5)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,085,060
0.1
760,000
(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 700,769
0.0
675,000
(2)
Select Medical Corp.,
6.250%,
08/15/2026 678,879
0.0
685,000
(2)(5)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 602,971
0.0
530,000
(2)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 531,450
0.0
700,000
(2)(5)
Star Parent, Inc.,
9.000%,
10/01/2030 735,803
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
640,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 $ 603,961
0.0
275,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 256,322
0.0
650,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 636,677
0.0
1,075,000
(5)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,070,436
0.1
1,015,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,009,415
0.1
760,000
(2)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 733,667
0.0
675,000
(2)
United Natural
Foods, Inc., 6.750%,
10/15/2028 610,028
0.0
275,000
(5)
United Rentals North
America, Inc., 3.750%,
01/15/2032 239,520
0.0
700,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 679,054
0.0
875,000
(2)
Varex Imaging Corp.,
7.875%,
10/15/2027 891,390
0.1
800,000
(2)(5)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 826,910
0.1
375,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 354,927
0.0
700,000
(2)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 699,643
0.0
56,241,890
3.0
Energy : 2.4%
500,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 485,024
0.0
700,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 694,783
0.0
635,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 629,487
0.0
300,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 301,446
0.0
850,000
(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 831,311
0.1
225,000
(2)
Baytex Energy Corp.,
7.375%,
03/15/2032 228,816
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
825,000
(2)
Baytex Energy Corp.,
8.500%,
04/30/2030 $ 863,482
0.1
310,000  Cenovus Energy, Inc.,
5.250%,
06/15/2037 297,253
0.0
975,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 975,552
0.1
800,000
(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 815,909
0.1
475,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 469,467
0.0
550,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 566,442
0.0
162,000  Devon Energy Corp.,
4.500%,
01/15/2030 155,960
0.0
275,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 254,279
0.0
475,000
(2)
DT Midstream, Inc.,
4.375%,
06/15/2031 432,957
0.0
820,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 839,184
0.1
2,500,000  Ecopetrol SA, 6.875%,
04/29/2030 2,413,100
0.1
1,030,000  Ecopetrol SA, 8.375%,
01/19/2036 1,014,550
0.1
700,000
(2)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 604,187
0.0
1,200,000  Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 1,176,000
0.1
340,000
(2)
Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 333,200
0.0
900,000
(2)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 917,910
0.1
200,000
(2)(5)
Encino Acquisition
Partners Holdings LLC,
8.750%,
05/01/2031 208,702
0.0
825,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 838,259
0.1
2,725,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 2,706,034
0.2
1,200,000  EnLink Midstream LLC,
5.375%,
06/01/2029 1,172,645
0.1
425,000
(2)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 425,367
0.0
675,000
(2)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 694,300
0.0
400,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 410,125
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
725,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 $ 761,703
0.0
425,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 411,576
0.0
450,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 434,981
0.0
450,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 431,183
0.0
1,575,000
(2)(5)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
8.550%,
09/18/2033 1,709,367
0.1
775,000
(2)(5)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 764,178
0.0
775,000
(2)(5)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 795,050
0.0
200,000
(2)
Matador Resources Co.,
6.500%,
04/15/2032 200,164
0.0
900,000
(2)
Matador Resources Co.,
6.875%,
04/15/2028 914,622
0.1
1,000,000
(5)
Medco Maple Tree
Pte Ltd., 8.960%,
04/27/2029 1,048,750
0.1
625,000
(2)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 626,699
0.0
775,000  Murphy Oil Corp.,
6.375%,
07/15/2028 781,591
0.0
625,000
(2)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.125%,
02/15/2029 637,297
0.0
375,000
(2)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.375%,
02/15/2032 381,071
0.0
825,000
(2)(5)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 812,883
0.1
1,000,000  Petroleos del Peru SA,
4.750%,
06/19/2032 750,625
0.0
3,300,000  Petroleos Mexicanos,
6.500%,
03/13/2027 3,151,170
0.2
1,475,000
(2)
Pluspetrol Camisea SA
/ Pluspetrol Lote 56 SA,
6.240%,
07/03/2036 1,474,262
0.1
1,500,000
(2)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 1,527,000
0.1
1,025,000  Southwestern
Energy Co., 5.375%,
02/01/2029 996,974
0.1
225,000
(2)
Sunoco L.P., 7.000%,
05/01/2029 230,758
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
315,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 $ 294,831
0.0
690,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 638,702
0.0
375,000
(2)
Talos Production, Inc.,
9.000%,
02/01/2029 393,877
0.0
500,000
(2)
Talos Production, Inc.,
9.375%,
02/01/2031 528,240
0.0
506,250
(2)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 506,008
0.0
120,000
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 123,970
0.0
800,000
(2)(5)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 718,417
0.0
875,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 902,131
0.1
775,000
(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 804,431
0.1
45,508,242
2.4
Financial : 4.7%
355,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 355,519
0.0
355,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 358,967
0.0
425,000
(5)
Ally Financial, Inc.,
5.750%,
11/20/2025 422,519
0.0
350,000
(5)
Ally Financial, Inc.,
6.700%,
02/14/2033 348,177
0.0
4,125,000
(1)
American Express Co.,
5.282%,
07/27/2029 4,134,020
0.2
500,000
(2)
Ardonagh Finco Ltd.,
7.750%,
02/15/2031 494,695
0.0
300,000
(2)
Ardonagh Group
Finance Ltd., 8.875%,
02/15/2032 293,282
0.0
800,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 771,862
0.1
984,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 1,017,791
0.1
3,000,000
(1)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 2,946,798
0.2
825,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 770,528
0.1
625,000
(2)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 614,316
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,125,000  Crown Castle, Inc.,
5.600%,
06/01/2029 $ 4,161,493
0.2
1,800,000
(1)(2)
Danske Bank A/S,
6.466%,
01/09/2026 1,805,098
0.1
725,000
(2)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 700,889
0.0
430,000
(2)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 463,017
0.0
175,000
(2)(5)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 170,511
0.0
8,251,000
(1)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 8,399,363
0.5
2,000,000
(1)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,942,560
0.1
198,000
(1)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 192,268
0.0
8,251,000
(1)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 8,319,586
0.5
200,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 189,627
0.0
675,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 624,059
0.0
4,125,000
(2)
Met Tower Global
Funding, 5.250%,
04/12/2029 4,147,575
0.2
400,000
(2)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 346,814
0.0
515,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 487,592
0.0
8,214,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 5.258%,
04/17/2030 8,196,992
0.4
2,000,000
(1)
Morgan Stanley,
0.985%,
12/10/2026 1,870,912
0.1
2,000,000
(1)
Morgan Stanley,
2.188%,
04/28/2026 1,942,642
0.1
2,500,000
(1)
Morgan Stanley,
4.679%,
07/17/2026 2,476,036
0.1
5,000
(1)
Morgan Stanley,
5.466%,
01/18/2035 4,989
0.0
10,000
(1)
Morgan Stanley,
5.831%,
04/19/2035 10,255
0.0
16,000
(1)
Morgan Stanley,
6.627%,
11/01/2034 17,287
0.0
61,000
(1)
Morgan Stanley, MTN,
5.424%,
07/21/2034 60,714
0.0
8,251,000
(1)
Morgan Stanley, MTN,
5.652%,
04/13/2028 8,334,605
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
675,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 $ 490,612
0.0
825,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 682,133
0.0
575,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 563,381
0.0
875,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 803,133
0.1
500,000
(5)
Navient Corp., 4.875%,
03/15/2028 459,400
0.0
350,000  Navient Corp., 5.000%,
03/15/2027 334,471
0.0
250,000  Navient Corp., 6.750%,
06/25/2025 250,094
0.0
166,000
(1)
Northern Trust Corp.,
3.375%,
05/08/2032 156,879
0.0
340,000  OneMain Finance
Corp., 4.000%,
09/15/2030 292,122
0.0
800,000
(5)
OneMain Finance
Corp., 5.375%,
11/15/2029 750,900
0.0
325,000  OneMain Finance
Corp., 7.125%,
03/15/2026 330,506
0.0
825,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 835,068
0.1
850,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 860,842
0.1
600,000
(2)
PRA Group, Inc.,
5.000%,
10/01/2029 514,412
0.0
165,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 165,147
0.0
925,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 957,237
0.1
375,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 356,904
0.0
125,000
(2)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 124,190
0.0
1,030,000
(2)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,006,454
0.1
760,000
(2)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 764,279
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,000
(1)
Wells Fargo & Co.,
5.499%,
01/23/2035 $ 7,975
0.0
2,000,000
(1)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,975,732
0.1
70,000
(1)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 69,975
0.0
8,251,000
(1)
Wells Fargo & Co.,
MTN, 5.707%,
04/22/2028 8,324,300
0.5
200,000
(2)
XHR LP, 6.375%,
08/15/2025 199,943
0.0
88,669,447
4.7
Industrial : 2.2%
650,000
(2)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 663,188
0.0
1,400,000
(2)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 1,419,181
0.1
650,000
(2)(5)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 685,316
0.0
800,000
(2)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 677,896
0.0
4,190,000
(2)
BAE Systems PLC,
5.125%,
03/26/2029 4,172,366
0.2
450,000
(2)(5)
Bombardier, Inc.,
7.000%,
06/01/2032 456,813
0.0
475,000
(2)(5)
Bombardier, Inc.,
7.500%,
02/01/2029 492,729
0.0
312,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 312,989
0.0
200,000
(2)
Bombardier, Inc.,
8.750%,
11/15/2030 216,407
0.0
875,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 866,156
0.1
150,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 148,363
0.0
775,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 747,019
0.1
1,775,000
(1)
Cemex SAB de CV,
5.125%,
12/31/2199 1,711,491
0.1
800,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 827,693
0.1
725,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 727,530
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
950,000
(2)
Clydesdale Acquisition
Holdings, Inc., 8.750%,
04/15/2030 $ 931,000
0.1
900,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 908,147
0.1
1,025,000
(2)(5)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 960,532
0.1
950,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 922,009
0.1
500,000
(2)(5)
Fortress Transportation
and Infrastructure
Investors LLC, 7.000%,
05/01/2031 511,349
0.0
750,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 697,642
0.0
450,000
(2)
GFL Environmental,
Inc., 4.375%,
08/15/2029 415,114
0.0
325,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 307,302
0.0
350,000
(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 343,690
0.0
825,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 780,221
0.1
975,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 912,275
0.1
400,000
(2)(6)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 383,200
0.0
675,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 654,323
0.0
875,000
(2)
Madison IAQ LLC,
5.875%,
06/30/2029 814,930
0.1
600,000
(2)
Masterbrand, Inc.,
7.000%,
07/15/2032 607,185
0.0
800,000
(2)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 814,795
0.1
1,150,000
(2)(5)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,149,441
0.1
4,125,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 4,124,395
0.2
400,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 389,198
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
725,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 $ 682,383
0.0
125,000
(2)
Sealed Air Corp.,
5.125%,
12/01/2024 124,584
0.0
425,000
(2)(5)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 424,387
0.0
325,000
(2)
Sensata Technologies
BV, 5.000%,
10/01/2025 327,907
0.0
875,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 763,288
0.1
2,100,000
(2)
Sisecam UK PLC,
8.250%,
05/02/2029 2,136,094
0.1
900,000
(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 955,787
0.1
675,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 569,444
0.0
425,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 384,350
0.0
625,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 603,192
0.0
440,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 441,287
0.0
1,100,000
(2)
TK Elevator Holdco
GmbH, 7.625%,
07/15/2028 1,092,759
0.1
775,000
(5)
TransDigm, Inc.,
4.625%,
01/15/2029 723,772
0.0
700,000  TransDigm, Inc.,
5.500%,
11/15/2027 687,973
0.0
550,000
(2)
TransDigm, Inc.,
6.625%,
03/01/2032 556,220
0.0
650,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 602,707
0.0
41,828,019
2.2
Technology : 0.3%
1,675,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 1,609,775
0.1
500,000
(2)
Entegris Escrow Corp.,
5.950%,
06/15/2030 495,359
0.0
350,000
(2)
Entegris, Inc., 3.625%,
05/01/2029 314,497
0.0
700,000
(2)(5)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 718,060
0.0
775,000
(2)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 838,283
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
400,000
(2)
Open Text Corp.,
3.875%,
12/01/2029 $ 358,943
0.0
800,000
(2)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 722,068
0.0
825,000
(2)
UKG, Inc., 6.875%,
02/01/2031 835,923
0.1
625,000
(2)
Virtusa Corp., 7.125%,
12/15/2028 575,772
0.0
6,468,680
0.3
Utilities : 0.8%
1,278,798
(2)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 1,113,833
0.1
386,052  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 336,252
0.0
475,000
(2)
Calpine Corp., 4.500%,
02/15/2028 451,686
0.0
400,000
(2)
Calpine Corp., 5.000%,
02/01/2031 373,571
0.0
650,000
(2)
Calpine Corp., 5.125%,
03/15/2028 625,624
0.0
100,000
(2)
Calpine Corp., 5.250%,
06/01/2026 98,978
0.0
743,000
(1)
Duke Energy Corp.,
4.875%,
12/31/2199 738,429
0.1
3,681,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 8.501%,
(TSFR3M + 3.172%),
04/30/2043 3,681,075
0.2
2,875,000
(1)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 2,758,383
0.2
2,950,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 2,326,257
0.1
700,000  TransAlta Corp.,
7.750%,
11/15/2029 730,977
0.0
475,000
(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 442,606
0.0
750,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 740,138
0.1
350,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 344,384
0.0
475,000
(2)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 495,034
0.0
15,257,227
0.8
Total Corporate Bonds/
Notes
(Cost $369,779,824)
366,534,361
19.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 18.7%
1,971,929
(1)(2)
AREIT LLC 2023-CRE8
A, 7.441%, (TSFR1M +
2.112%),
08/17/2041 $ 1,979,917
0.1
1,500,000
(2)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 1,510,246
0.1
685,000
(1)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 591,709
0.0
5,320,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.636%,
05/15/2050 181,315
0.0
4,380,000
(2)
BANK 2017-BNK6 D,
3.100%,
07/15/2060 3,399,601
0.2
16,600,000
(1)(2)(3)
BANK 2017-BNK6 XE,
1.500%,
07/15/2060 617,542
0.0
9,552,368
(1)(3)
BANK 2019-BN16 XA,
1.096%,
02/15/2052 326,164
0.0
48,603,515
(1)(3)
BANK 2019-BN17 XA,
1.150%,
04/15/2052 1,847,864
0.1
28,715,349
(1)(3)
BANK 2019-BN19 XA,
1.072%,
08/15/2061 1,062,758
0.1
57,631,238
(1)(3)
BANK 2019-BN22 XA,
0.705%,
11/15/2062 1,508,656
0.1
1,500,000
(1)
BANK 2019-BN24 C,
3.634%,
11/15/2062 1,210,819
0.1
2,000,000  BBCMS Mortgage
Trust 2024-5C27 A3,
6.014%,
07/15/2057 2,058,026
0.1
10,594,278
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.402%,
07/15/2054 647,694
0.0
96,800,267
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.560%,
05/15/2053 1,297,854
0.1
44,129,770
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.385%,
03/15/2062 2,011,186
0.1
42,285,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B10 XB,
1.077%,
03/15/2062 1,583,000
0.1
41,846,299
(1)(3)
Benchmark Mortgage
Trust 2019-B12 XA,
1.160%,
08/15/2052 1,670,634
0.1
3,090,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 1,936,423
0.1
7,330,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
2.159%,
03/15/2052 547,941
0.0
950,000
(1)
Benchmark Mortgage
Trust 2020-B16 AM,
2.944%,
02/15/2053 807,418
0.0
17,395,211
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.261%,
03/15/2054 869,334
0.0
9,800,601
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.380%,
08/15/2054 607,893
0.0
2,000,000
(1)(2)
BFLD Mortgage
Trust 2024-WRHS A,
6.792%, (TSFR1M +
1.492%),
08/15/2026 1,994,986
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,100,000
(1)(2)
BIG Commercial
Mortgage Trust 2022-
BIG B, 7.070%,
(TSFR1M + 1.741%),
02/15/2039 $ 2,073,490
0.1
1,000,000
(1)(2)
BLP Commercial
Mortgage Trust 2023-
IND D, 8.569%,
(TSFR1M + 3.240%),
03/15/2040 992,656
0.0
2,500,000
(1)(2)
BLP Commercial
Mortgage Trust 2024-
IND2 C, 7.220%,
(TSFR1M + 1.891%),
03/15/2041 2,486,418
0.1
2,653,000
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 1,941,176
0.1
3,002,000
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.445%,
05/25/2052 2,311,248
0.1
4,100,000
(1)(2)
BMP 2024-MF23 C,
7.170%, (TSFR1M +
1.841%),
06/15/2041 4,077,906
0.2
2,500,000
(1)(2)
BX 2024-BRVE A,
7.170%, (TSFR1M +
1.841%),
04/15/2026 2,498,628
0.1
5,000,000
(1)(2)
BX 2024-PALM A,
6.841%, (TSFR1M +
1.541%),
06/15/2037 4,985,359
0.3
4,970,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.614%,
(TSFR1M + 2.285%),
10/15/2036 4,875,859
0.3
3,094,884
(1)(2)
BX Commercial
Mortgage Trust 2021-
SOAR D, 6.843%,
(TSFR1M + 1.514%),
06/15/2038 3,057,360
0.2
750,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 7.093%,
(TSFR1M + 1.764%),
09/15/2036 739,480
0.0
1,500,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.843%,
(TSFR1M + 2.514%),
09/15/2036 1,476,717
0.1
5,000,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 A, 7.090%,
(TSFR1M + 1.761%),
12/09/2040 5,011,559
0.3
2,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 6.870%,
(TSFR1M + 1.541%),
05/15/2034 2,004,439
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
MDHS A, 6.970%,
(TSFR1M + 1.641%),
05/15/2041 $ 999,276
0.1
1,500,000
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 8.019%,
(TSFR1M + 2.690%),
02/15/2039 1,491,001
0.1
1,477,436
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 C, 7.520%,
(TSFR1M + 2.191%),
02/15/2039 1,474,296
0.1
4,794,913
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL5 C, 7.270%,
(TSFR1M + 1.941%),
03/15/2041 4,763,309
0.2
3,500,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.443%, (TSFR1M
+ 2.114%),
02/15/2036 3,408,209
0.2
2,767,834
(1)(2)
BX Trust 2021-LBA
EV, 7.443%, (TSFR1M
+ 2.114%),
02/15/2036 2,700,200
0.1
959,253
(1)(2)
BX Trust 2021-SDMF
D, 6.830%, (TSFR1M +
1.501%),
09/15/2034 933,309
0.0
1,438,879
(1)(2)
BX Trust 2021-SDMF
E, 7.030%, (TSFR1M +
1.701%),
09/15/2034 1,398,036
0.1
800,758
(1)(2)
BX Trust 2022-FOX2
C, 6.638%, (TSFR1M +
1.309%),
04/15/2039 779,905
0.0
1,180,000
(1)(2)
BX Trust 2022-LBA6
C, 6.929%, (TSFR1M +
1.600%),
01/15/2039 1,175,608
0.1
1,000,000
(1)(2)
BX Trust 2022-LBA6
D, 7.329%, (TSFR1M +
2.000%),
01/15/2039 996,516
0.1
1,500,000
(1)(2)
BX Trust 2022-VAMF
F, 8.628%, (TSFR1M +
3.299%),
01/15/2039 1,467,316
0.1
7,000,000
(2)
BX Trust 2023-LIFE C,
5.884%,
02/15/2028 6,742,014
0.4
4,500,000
(1)(2)
BX Trust 2024-BIO B,
7.270%, (TSFR1M +
1.941%),
02/15/2041 4,483,897
0.2
1,788,439
(1)(2)
BX Trust 2024-CNYN
C, 7.270%, (TSFR1M +
1.941%),
04/15/2029 1,783,238
0.1
1,241,972
(1)(2)
BX Trust 2024-CNYN
D, 8.019%, (TSFR1M +
2.690%),
04/15/2029 1,233,091
0.1
3,000,000
(1)(2)
BX Trust 2024-VLT4
A, 6.811%, (TSFR1M +
1.491%),
07/15/2029 3,001,102
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
89,917,616
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF1 XA, 1.279%,
05/15/2052 $ 3,631,669
0.2
35,740,065
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF2 XA, 1.335%,
11/15/2052 1,617,270
0.1
1,250,000
(1)
CCUBS Commercial
Mortgage Trust
2017-C1 B, 4.159%,
11/15/2050 1,138,082
0.1
6,516,409
(1)(3)
CD Mortgage Trust
2016-CD1 XA, 1.478%,
08/10/2049 115,533
0.0
14,660,000
(1)(2)(3)
CD Mortgage Trust
2016-CD1 XB, 0.811%,
08/10/2049 167,473
0.0
468,253
(1)(2)
Citigroup Commercial
Mortgage Trust 2013-
GC17 D, 5.259%,
11/10/2046 430,387
0.0
6,540,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.845%,
07/10/2049 3,715,507
0.2
5,790,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.845%,
07/10/2049 1,797,882
0.1
8,661,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 4,783,437
0.3
21,161,111
(1)(3)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.126%,
10/12/2050 529,164
0.0
39,726,515
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.167%,
08/10/2056 1,587,644
0.1
492,186
(1)(2)
COMM Mortgage Trust
2013-CR10 E, 4.382%,
08/10/2046 441,453
0.0
1,000,000
(1)
COMM Mortgage Trust
2015-CR27 B, 4.485%,
10/10/2048 941,773
0.0
1,779,000
(1)
COMM Mortgage Trust
2015-DC1 B, 4.035%,
02/10/2048 1,648,392
0.1
9,370,120
(1)(3)
COMM Mortgage
Trust 2016-COR1 XA,
1.445%,
10/10/2049 179,754
0.0
2,252,037
(1)(3)
COMM Mortgage
Trust 2016-CR28 XA,
0.779%,
02/10/2049 16,538
0.0
1,500,000
(1)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,352,454
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,725,000
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 $ 5,451,729
0.3
4,527,173
(1)(2)(3)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.928%,
10/05/2030 9,565
0.0
1,597,000  DBJPM Mortgage Trust
2016-C3 B, 3.264%,
08/10/2049 1,447,551
0.1
3,500,000
(2)
DC Trust 2024-HLTN
A, 5.933%,
04/13/2028 3,456,933
0.2
2,500,000
(1)(2)
DK Trust 2024-SPBX
C, 7.279%, (TSFR1M +
1.950%),
03/15/2034 2,489,618
0.1
2,750,000
(1)(2)
DK Trust 2024-SPBX
D, 8.079%, (TSFR1M +
2.750%),
03/15/2034 2,740,481
0.1
2,000,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 2,004,155
0.1
2,000,000
(2)
ELM Trust 2024-
ELM C15, 6.189%,
06/10/2039 2,004,478
0.1
7,759,844
(1)(2)
EQUS Mortgage Trust
2021-EQAZ C, 6.793%,
(TSFR1M + 1.464%),
10/15/2038 7,671,666
0.4
907,795
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.293%, (TSFR1M +
2.964%),
07/15/2038 907,351
0.0
1,815,589
(1)(2)
Extended Stay America
Trust 2021-ESH F,
9.143%, (TSFR1M +
3.814%),
07/15/2038 1,811,995
0.1
19,917,272
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.693%,
04/25/2030 1,438,275
0.1
2,429,518
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.094%,
08/25/2036 193,481
0.0
9,878,000
(2)(4)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 6,307,486
0.3
188,214,562
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 445,184
0.0
21,120,000
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 74,943
0.0
2,442,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 1,947,351
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,690,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.000%,
11/27/2050 $ 3,848,578
0.2
2,676,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,873,667
0.1
1,815,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,776,595
0.1
1,850,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,704,671
0.1
1,816,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 1,765,390
0.1
1,849,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,681,680
0.1
2,975,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.393%,
09/27/2051 2,348,820
0.1
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 2,154,978
0.1
2,751,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 2,601,477
0.1
2,238,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.007%,
09/27/2051 2,052,211
0.1
1,900,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,270,323
0.1
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 2,142,981
0.1
2,237,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,984,434
0.1
5,000,000
(1)(2)
Great Wolf Trust 2024-
WOLF D, 8.219%,
(TSFR1M + 2.890%),
03/15/2039 5,013,928
0.3
10,000,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2021-
ARDN B, 7.093%,
(TSFR1M + 1.764%),
11/15/2036 9,889,998
0.5
1,000,000
(1)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 968,050
0.0
1,200,000
(1)
GS Mortgage Securities
Trust 2016-GS3 C,
4.105%,
10/10/2049 1,086,752
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000
(1)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 $ 459,925
0.0
13,152,792
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.171%,
02/10/2052 501,217
0.0
32,849,082
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.262%,
07/10/2052 1,359,770
0.1
660,000  GS Mortgage Securities
Trust 2019-GSA1 B,
3.511%,
11/10/2052 577,288
0.0
80,967,204
(1)(3)
GS Mortgage Securities
Trust 2019-GSA1 XA,
0.930%,
11/10/2052 2,704,616
0.1
5,000,000  GSMS Trustair 2024-
FAIR A, 6.072%,
07/15/2029 4,970,449
0.3
5,300,000
(2)
HTL Commercial
Mortgage Trust
2024-T53 A, 6.071%,
05/10/2039 5,295,209
0.3
1,972,300
(1)(2)
INTOWN Mortgage
Trust 2022-STAY D,
9.463%, (TSFR1M +
4.134%),
08/15/2039 1,979,997
0.1
4,050,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
MFP E, 7.536%,
(TSFR1M + 2.207%),
07/15/2036 3,954,597
0.2
1,300,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C13 F, 3.986%,
01/15/2046 952,678
0.0
750,000  JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP3 AS, 3.144%,
08/15/2049 668,924
0.0
5,910,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2018-
WPT FFX, 5.542%,
07/05/2033 3,649,492
0.2
675,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.533%,
(TSFR1M + 1.954%),
06/15/2038 588,670
0.0
1,405,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2014-C21 C,
4.818%,
08/15/2047 1,339,179
0.1
41,817,027
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
1.048%,
10/15/2048 127,918
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 AS,
3.917%,
05/15/2048 $ 1,463,126
0.1
1,000,000
(1)(2)
JW Commercial
Mortgage Trust 2024-
MRCO A, 6.941%,
(TSFR1M + 1.621%),
06/15/2039 998,058
0.1
1,487,580
(1)(2)
KIND Trust 2021-KIND
A, 6.394%, (TSFR1M +
1.064%),
08/15/2038 1,464,438
0.1
5,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT A, 7.619%,
(TSFR1M + 2.290%),
12/15/2036 5,023,079
0.3
2,000,000
(1)(2)
LBA Trust 2024-BOLT
A, 6.920%, (TSFR1M +
1.591%),
06/15/2026 1,994,226
0.1
5,000,000
(1)(2)
Life Mortgage Trust
2022-BMR2 A1,
6.624%, (TSFR1M +
1.295%),
05/15/2039 4,917,238
0.3
9,445,149
(1)(2)(3)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.986%,
03/10/2050 152,729
0.0
1,312,158
(1)(2)
MCR Mortgage Trust
2024-HTL D, 9.234%,
(TSFR1M + 3.905%),
02/15/2037 1,319,655
0.1
1,000,000
(1)(2)
MED Commercial
Mortgage Trust 2024-
MOB A, 6.920%,
(TSFR1M + 1.592%),
05/15/2041 995,568
0.0
4,976,118
(1)(2)
Med Trust 2021-MDLN
D, 7.443%, (TSFR1M +
2.114%),
11/15/2038 4,978,757
0.3
5,000,000
(1)(2)
MF1 LLC 2024-FL14
A, 7.076%, (TSFR1M +
1.737%),
03/19/2039 5,015,507
0.3
2,917,165
(1)(2)
MHP 2022-MHIL E,
7.939%, (TSFR1M +
2.611%),
01/15/2027 2,883,976
0.1
5,287,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 D,
3.068%,
10/15/2048 4,544,729
0.2
14,531,397
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 XA,
0.906%,
11/15/2052 271,697
0.0
10,256,029
(1)(3)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 1.019%,
12/15/2047 17,012
0.0
30,620,034
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.992%,
12/15/2050 737,260
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,841,000
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 $ 2,656,469
0.1
25,660,000
(1)(2)(3)
Morgan Stanley Capital
I Trust 2018-L1 XD,
1.941%,
10/15/2051 1,647,019
0.1
21,978,143
(1)(3)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.317%,
06/15/2054 1,099,365
0.1
1,650,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.727%,
(TSFR1M + 1.397%),
03/15/2039 1,631,782
0.1
5,000,000
(1)(2)
ORL Trust 2023-GLKS
A, 7.679%, (TSFR1M +
2.350%),
10/19/2036 5,019,556
0.3
13,000,000
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 10,808,201
0.6
7,030,000
(2)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 6,114,600
0.3
5,950,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 5,195,686
0.3
8,960,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.250%,
03/01/2050 7,764,496
0.4
2,190,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 1,865,586
0.1
2,750,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 2,182,402
0.1
3,400,000
(1)(2)
SHER Trust 2024-DAL
A, 6.970%, (TSFR1M +
1.641%),
04/15/2037 3,380,860
0.2
3,000,000
(1)(2)
SMRT 2022-MINI E,
8.029%, (TSFR1M +
2.700%),
01/15/2039 2,935,338
0.2
5,000,000
(2)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 5,075,928
0.3
791,786
(1)(2)
TTAN 2021-MHC D,
7.193%, (TSFR1M +
1.864%),
03/15/2038 783,039
0.0
2,000,000
(1)(2)
TX Trust 2024-HOU A,
6.910%, (TSFR1M +
1.591%),
06/15/2039 1,986,273
0.1
21,696,678
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.687%,
04/15/2052 1,159,699
0.1
2,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2016-C35 C,
4.176%,
07/15/2048 1,867,823
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,635,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 $ 1,458,561
0.1
1,661,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 C,
4.638%,
11/15/2050 1,453,022
0.1
2,588,000  Wells Fargo
Commercial Mortgage
Trust 2019-C49 B,
4.546%,
03/15/2052 2,426,208
0.1
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 E,
2.500%,
04/15/2054 1,470,041
0.1
18,988,295
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.644%,
04/15/2054 1,317,615
0.1
1,500,000
(1)(2)
WFLD Mortgage
Trust 2014-MONT D,
3.880%,
08/10/2031 772,500
0.0
Total Commercial
Mortgage-Backed
Securities
(Cost $371,170,123)
354,271,838
18.7
ASSET-BACKED SECURITIES : 14.6%
Automobile Asset-Backed Securities : 0.2%
3,820,315  AmeriCredit Automobile
Receivables Trust
2020-1 D, 1.800%,
12/18/2025 3,811,739
0.2
Home Equity Asset-Backed Securities : 0.4%
1,966,401
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,510,436
0.1
2,743,729
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 2,057,526
0.1
292,298
(1)
GSAA Home Equity
Trust 2006-3 A3,
6.060%, (TSFR1M +
0.714%),
03/25/2036 140,869
0.0
1,849,697
(1)
GSAA Home Equity
Trust 2006-4 4A3,
4.239%,
03/25/2036 1,088,506
0.1
809,760
(1)
GSAA Home Equity
Trust 2007-1 1A1,
5.620%, (TSFR1M +
0.274%),
02/25/2037 224,151
0.0
800,047
(1)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 294,960
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
707,520
(1)
Morgan Stanley
Mortgage Loan Trust
2007-10XS A2,
6.250%,
02/25/2037 $ 385,721
0.0
333,755
(1)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 5.920%,
(TSFR1M + 0.574%),
02/25/2037 289,974
0.0
2,883,982
(1)
Renaissance Home
Equity Loan Trust
2004-4 MF2, 5.818%,
02/25/2035 2,458,874
0.1
8,451,017
0.4
Other Asset-Backed Securities : 13.0%
2,158,044
(2)
ACHV ABS TRUST
2024-1PL A, 5.900%,
04/25/2031 2,162,095
0.1
1,500,000
(1)(2)
AMMC CLO 25 Ltd.
2022-25A CR, 7.329%,
(TSFR3M + 2.000%),
04/15/2035 1,503,750
0.1
2,000,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
7.491%, (TSFR3M +
2.162%),
04/30/2031 2,002,446
0.1
2,700,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.636%, (TSFR3M +
2.312%),
10/20/2030 2,704,574
0.1
2,900,000
(1)(2)
Apidos CLO XXXIII
2020-33A CR, 7.485%,
(TSFR3M + 2.162%),
10/24/2034 2,905,252
0.2
742,500
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 716,280
0.0
244,554
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 232,454
0.0
3,000,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.793%, (TSFR1M +
1.464%),
11/15/2036 2,994,022
0.2
500,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.343%, (TSFR1M +
3.014%),
11/15/2036 484,786
0.0
2,500,000
(2)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 2,290,083
0.1
3,600,000
(1)(2)
Bain Capital CLO Ltd.
2024-1A C, 7.725%,
(TSFR3M + 2.400%),
04/16/2037 3,635,982
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,000,000
(1)(2)
Barings CLO Ltd.
2018-3A C, 7.486%,
(TSFR3M + 2.162%),
07/20/2029 $ 2,002,566
0.1
7,000,000
(1)(2)
Benefit Street Partners
CLO V-B Ltd. 2018-
5BA CR, 7.482%,
(TSFR3M + 2.150%),
07/20/2037 7,010,969
0.4
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2013-2A CR, 7.536%,
(TSFR3M + 2.212%),
10/22/2030 1,001,414
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2015-4A CR, 7.486%,
(TSFR3M + 2.162%),
04/20/2030 1,000,559
0.1
2,000,000
(1)(2)
BlueMountain CLO
XXIX Ltd. 2020-29A
CR, 7.685%, (TSFR3M
+ 2.362%),
07/25/2034 2,000,024
0.1
1,250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.590%, (TSFR3M +
2.262%),
04/15/2034 1,241,619
0.1
1,866,750
(2)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 1,773,633
0.1
4,000,000
(1)(2)
Bristol Park CLO Ltd.
2016-1A CR, 7.540%,
(TSFR3M + 2.212%),
04/15/2029 4,006,732
0.2
750,000
(1)(2)
Buttermilk Park CLO
Ltd. 2018-1A CR,
7.279%, (TSFR3M +
1.950%),
10/15/2031 750,972
0.0
1,000,000
(1)(2)
Carlyle C17 CLO Ltd.
C17A BR, 7.441%,
(TSFR3M + 2.112%),
04/30/2031 1,002,472
0.1
4,500,000
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2014-1A CR2, 7.379%,
(TSFR3M + 2.062%),
04/17/2031 4,501,139
0.2
4,600,000
(1)(2)
Carlyle US CLO Ltd.
2017-3A BR, 7.586%,
(TSFR3M + 2.262%),
07/20/2029 4,605,750
0.2
4,100,000
(1)(2)
Carlyle US CLO Ltd.
2019-3A BRR, 7.925%,
(TSFR3M + 2.600%),
04/20/2037 4,113,009
0.2
5,500,000
(1)(2)
CIFC Funding Ltd.
2019-2A CR, 7.679%,
(TSFR3M + 2.362%),
04/17/2034 5,514,828
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,600,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 7.533%,
(TSFR3M + 2.200%),
07/21/2037 $ 2,604,428
0.1
5,000,000
(1)(2)
Crown City CLO V
2023-5A BR, 7.922%,
(TSFR3M + 2.600%),
04/20/2037 5,020,170
0.3
624,229
(1)
CWABS Asset-Backed
Certificates Trust
2005-AB2 M1, 6.165%,
(TSFR1M + 0.819%),
09/25/2035 597,570
0.0
809,625
(2)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 768,535
0.0
428,625
(2)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 415,317
0.0
3,997,500
(2)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 3,318,748
0.2
3,000,000
(1)(2)
Dewolf Park CLO Ltd.
2017-1A DR, 8.440%,
(TSFR3M + 3.112%),
10/15/2030 3,008,430
0.2
556,500
(2)
Domino's Pizza Master
Issuer LLC 2015-
1A A2II, 4.474%,
10/25/2045 546,322
0.0
1,034,000
(2)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 990,847
0.1
2,236,100
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 2,183,948
0.1
3,408,000
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,112,985
0.2
1,175,000
(2)
Driven Brands Funding
LLC 2018-1A A2,
4.739%,
04/20/2048 1,159,117
0.1
2,084,500
(2)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 2,029,769
0.1
3,390,250
(2)
DRIVEN BRANDS
FUNDING LLC 2019-
2A A2, 3.981%,
10/20/2049 3,233,602
0.2
2,750,000
(1)(2)
Dryden 30 Senior Loan
Fund 2013-30A DR,
8.184%, (TSFR3M +
2.862%),
11/15/2028 2,727,095
0.1
1,750,000
(1)(2)
Dryden 55 CLO Ltd.
2018-55A C, 7.490%,
(TSFR3M + 2.162%),
04/15/2031 1,753,208
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
5,000,000
(1)(2)
Dryden 75 CLO
Ltd. 2019-75A CR2,
7.390%, (TSFR3M +
2.062%),
04/15/2034 $ 4,910,960
0.3
4,748,831
(1)(2)
FS Rialto 2021-FL3 A,
6.693%, (TSFR1M +
1.364%),
11/16/2036 4,728,515
0.2
5,650,000
(1)(2)
Invesco US CLO Ltd.
2023-1A CR, 7.686%,
(TSFR3M + 2.400%),
04/22/2037 5,719,354
0.3
879,391
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 784,072
0.0
1,350,000
(1)(2)
LCM XVIII L.P. 18A
CR, 7.436%, (TSFR3M
+ 2.112%),
04/20/2031 1,352,242
0.1
2,800,000
(1)(2)
LCM XXIV Ltd. 24A
CR, 7.486%, (TSFR3M
+ 2.162%),
03/20/2030 2,797,623
0.1
750,502
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 632,217
0.0
642,332
(2)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 642,335
0.0
3,000,000
(1)(2)
MF1 LLC 2023-FL12
A, 7.405%, (TSFR1M +
2.066%),
10/19/2038 3,017,311
0.2
7,000,000
(1)(2)
MF1 Ltd. 2021-FL6 D,
7.996%, (TSFR1M +
2.664%),
07/16/2036 6,686,234
0.4
3,000,000
(1)(2)
MF1 Ltd. 2021-FL7
AS, 6.896%, (TSFR1M
+ 1.564%),
10/16/2036 2,965,583
0.2
1,937,327
(1)(2)
MF1 Ltd. 2022-FL8 A,
6.689%, (TSFR1M +
1.350%),
02/19/2037 1,929,412
0.1
1,368,989
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 1,216,901
0.1
428,118
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 394,656
0.0
547,726
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 479,325
0.0
953,727
(2)
Mosaic Solar Loan Trust
2019-1A A, 4.370%,
12/21/2043 886,166
0.0
437,692
(2)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 383,362
0.0
6,429,578
(2)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 6,265,892
0.3
743,723
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 694,376
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,500,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 24
Ltd. 2017-24A CR,
7.538%, (TSFR3M +
2.212%),
04/19/2030 $ 3,503,409
0.2
2,300,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR,
7.489%, (TSFR3M +
2.162%),
10/16/2033 2,303,057
0.1
4,750,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A C,
7.489%, (TSFR3M +
2.162%),
10/16/2034 4,755,743
0.2
6,000,000
(1)(2)
Oaktree CLO Ltd.
2021-1A C, 7.540%,
(TSFR3M + 2.212%),
07/15/2034 5,980,236
0.3
2,150,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 7.804%,
(TSFR3M + 2.500%),
04/20/2037 2,161,010
0.1
497,000
(1)(2)
Octagon Investment
Partners 30 Ltd.
2017-1A BR, 7.536%,
(TSFR3M + 2.212%),
03/17/2030 498,118
0.0
1,000,000
(1)(2)
Octagon Investment
Partners 31 Ltd. 2017-
1A DRR, 8.875%,
(TSFR3M + 3.550%),
07/20/2030 1,005,367
0.1
4,500,000
(1)(2)
Octagon Investment
Partners 32 Ltd.
2017-1A CR, 7.640%,
(TSFR3M + 2.312%),
07/15/2029 4,505,418
0.2
600,000
(1)(2)
Octagon Investment
Partners 33 Ltd.
2017-1A B, 7.436%,
(TSFR3M + 2.112%),
01/20/2031 600,469
0.0
8,125,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 7.774%,
(TSFR3M + 2.450%),
10/25/2032 8,183,768
0.4
4,500,000
(1)(2)
Octagon Investment
Partners XIV Ltd.
2012-1A BRR, 7.690%,
(TSFR3M + 2.362%),
07/15/2029 4,510,381
0.2
1,500,000
(1)(2)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.488%, (TSFR3M +
2.162%),
07/19/2035 1,502,554
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,250,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
C, 7.987%, (TSFR3M +
2.662%),
05/20/2029 $ 4,258,041
0.2
3,000,000
(1)(2)
Peebles Park CLO Ltd.
2024-1A C, 7.704%,
(TSFR3M + 2.400%),
04/21/2037 3,008,733
0.2
51,762
(1)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.416%,
01/25/2036 51,052
0.0
2,364,250
(2)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 2,285,695
0.1
1,600,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 7.338%,
(TSFR3M + 2.012%),
04/23/2034 1,603,666
0.1
1,100,000
(1)(2)
Recette Clo Ltd. 2015-
1A CRR, 7.336%,
(TSFR3M + 2.012%),
04/20/2034 1,101,207
0.1
2,050,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 7.486%,
(TSFR3M + 2.162%),
04/20/2034 2,053,727
0.1
2,244,375
(2)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 2,265,783
0.1
3,270,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.740%,
(TSFR3M + 2.412%),
01/15/2032 3,274,323
0.2
197,519
(2)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 197,496
0.0
1,875,250
(2)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,783,357
0.1
1,000,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
7.838%, (TSFR3M +
2.512%),
10/23/2031 995,562
0.1
750,000
(1)(2)
Stewart Park CLO Ltd.
2015-1A DR, 8.190%,
(TSFR3M + 2.862%),
01/15/2030 751,933
0.0
808,037
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 700,318
0.0
2,997,956
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 2,602,413
0.1
1,307,163
(2)
Sunnova Helios XI
Issuer LLC 2023-A B,
5.600%,
05/20/2050 1,286,649
0.1
4,475,761
(2)
Sunnova Sol Issuer LLC
2020-1A A, 3.350%,
02/01/2055 3,843,712
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,733,051
(2)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 $ 1,630,477
0.1
3,332,233
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 3,044,237
0.2
5,430,675
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 5,005,965
0.3
1,375,500
(2)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 1,129,135
0.1
1,000,000
(1)(2)
TCI-Flatiron Clo Ltd.
2017-1A C, 7.441%,
(TSFR3M + 2.112%),
11/18/2030 1,001,132
0.1
2,250,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 7.336%,
(TSFR3M + 2.012%),
01/29/2032 2,252,057
0.1
3,100,000
(1)(2)
TCW CLO Ltd. 2021-1A
C, 7.486%, (TSFR3M +
2.162%),
03/18/2034 3,104,659
0.2
6,800,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,826,764
0.4
1,500,000
(1)(2)
Upland CLO Ltd.
2016-1A BR, 7.436%,
(TSFR3M + 2.112%),
04/20/2031 1,501,690
0.1
447,108
(2)
Upstart Securitization
Trust 2023-1 A,
6.590%,
02/20/2033 447,534
0.0
1,210,706
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,139,623
0.1
3,042,835
(2)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 2,918,810
0.2
2,000,000
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 7.539%,
(TSFR3M + 2.212%),
07/18/2031 2,004,448
0.1
245,693,765
13.0
Student Loan Asset-Backed Securities : 1.0%
63,570
(2)
Commonbond Student
Loan Trust-GS 2018-
CGS C, 4.350%,
02/25/2046 54,685
0.0
213,861
(2)
ELFI Graduate Loan
Program LLC 2018-A
B, 4.000%,
08/25/2042 194,249
0.0
439,469
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 345,173
0.0
1,029,207
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 995,843
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
2,800,840
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 $ 2,627,634
0.1
4,000,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 3,485,572
0.2
1,000,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 955,456
0.1
2,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 1,771,904
0.1
3,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 2,543,841
0.1
1,000,000
(2)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 933,678
0.1
1,000,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 914,448
0.0
4,400,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 3,429,451
0.2
18,251,934
1.0
Total Asset-Backed
Securities
(Cost $284,477,667)
276,208,455
14.6
BANK LOANS : 7.5%
Aerospace & Defense : 0.1%
298,415  Barnes Group
Inc., 2024 Term
Loan, 7.940%,
(TSFR3M+2.500%),
09/03/2030 299,580
0.0
203,744  Dynasty Acquisition
Co Inc., 2024 Term
Loan B1, 8.840%,
(TSFR1M+3.500%),
08/24/2028 204,814
0.0
84,533  Dynasty Acquisition
Co Inc., 2024 Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
08/24/2028 84,977
0.0
1,000,028  Peraton Corp, Term
Loan B, 8.953%,
(TSFR1M+3.750%),
02/01/2028 1,001,556
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Aerospace & Defense: (continued)
257,143  Radar Bidco Sarl,
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/27/2031 $ 258,107
0.0
1,849,034
0.1
Air Transport : 0.1%
184,950  LaserShip Inc., 2021
Term Loan, 9.693%,
(TSFR3M+4.500%),
05/07/2028 157,843
0.0
350,000  Savage Enterprises
LLC, 2021 Term
Loan B, 8.606%,
(TSFR1M+3.250%),
09/15/2028 351,094
0.1
184,822  WWEX Uni Topco
Holdings LLC,
2021 1st Lien Term
Loan, 9.504%,
(TSFR3M+4.000%),
07/26/2028 185,602
0.0
170,000  WWEX Uni Topco
Holdings LLC, 2021
2nd Lien Term
Loan, 12.504%,
(TSFR3M+7.000%),
07/26/2029 163,200
0.0
857,739
0.1
Auto Components : 0.1%
519,953  Holley Purchaser,
Inc., 2021 Term
Loan, 9.184%,
(TSFR1M+3.750%),
11/17/2028 518,328
0.1
470,187  RC Buyer Inc., 2021
Term Loan, 9.004%,
(TSFR1M+3.500%),
07/28/2028 471,167
0.0
296,015  RealTruck Goup Inc.
(fka Truck Hero), 2021
Term Loan B, 8.967%,
(TSFR1M+3.500%),
01/31/2028 295,566
0.0
1,285,061
0.1
Automotive : 0.0%
368,080  Dealer Tire LLC, 2024
Term Loan B3, 9.090%,
(TSFR1M+3.750%),
12/14/2027 368,234
0.0
283,075  IXS Holdings Inc., 2020
Term Loan B, 9.479%,
(TSFR6M+4.250%),
03/05/2027 275,998
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Automotive: (continued)
149,171  MajorDrive Holdings
IV LLC, Term
Loan B, 9.500%,
(TSFR3M+4.000%),
06/01/2028 $ 149,610
0.0
793,842
0.0
Basic Materials : 0.2%
198,503  Arsenal Aic Parent
LLC, 2024 Term
Loan B, 9.090%,
(TSFR1M+3.750%),
08/19/2030 199,929
0.0
249,653  Consolidated
Energy Finance SA,
2024 Incremental
Term,Loan, 8.830%,
(TSFR1M+3.500%),
11/15/2030 242,944
0.0
500,000  Covia Holdings
Corporation, Take
Back Debt Term
Loan, 8.830%,
(TSFR3M+3.500%),
07/31/2026 498,625
0.1
454,675  Ineos Finance PLC,
2023 USD Term
Loan B, 8.753%,
(US0006M+3.500%),
02/09/2030 453,491
0.0
495,000  Ineos US Petrochem
LLC, 2023 USD
Term Loan, 9.632%,
(US0006M+3.750%),
03/14/2030 493,144
0.0
248,653
(7)
Olympus Water US
Holding Corporation,
(USD) Term Loan,
06/15/2031 249,391
0.0
361,839  US Silica Company,
2023 Term Loan
B, 9.953%,
(US0006M+4.750%),
03/25/2030 363,616
0.0
567,092  WR Grace Holdings
LLC, 2021 Term
Loan B, 9.190%,
(TSFR3M+3.750%),
09/22/2028 570,332
0.1
3,071,472
0.2
Building & Development : 0.1%
494,885  Cornerstone Building
Brands Inc., 2021
Term Loan B, 9.132%,
(TSFR1M+3.250%),
04/12/2028 483,927
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Building & Development: (continued)
278,008  LBM Acquisition LLC,
Term Loan B, 9.632%,
(TSFR1M+3.750%),
12/17/2027 $ 277,931
0.0
287,678  LHS Borrower,
LLC, 2022 Term
Loan B, 9.953%,
(US0006M+4.750%),
02/16/2029 272,934
0.0
84,788  Quikrete Holdings
Inc., 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
04/14/2031 85,076
0.0
438,868  STANDARD
INDUSTRIES Inc., 2021
Term Loan B, 7.692%,
(TSFR1M+2.250%),
09/22/2028 440,651
0.0
247,442  Wilsonart LLC, 2021
Term Loan E, 9.132%,
(TSFR3M+3.250%),
12/31/2026 248,061
0.0
1,808,580
0.1
Business Equipment & Services : 0.1%
379,804  Ensono LP, 2021
Term Loan, 9.288%,
(TSFR3M+4.000%),
05/26/2028 377,509
0.0
417,312  VM Consolidated
Inc., 2024 Term
Loan B, 8.090%,
(TSFR1M+2.750%),
03/24/2028 420,268
0.1
1,042  West Technology
Group, LLC, 2023
Term Loan B3, 9.882%,
(TSFR3M+4.000%),
10/10/2024 1,013
0.0
798,790
0.1
Chemicals & Plastics : 0.2%
718,496  Charter Next
Generation, Inc., 2024
Term Loan B, 8.840%,
(TSFR1M+3.500%),
12/01/2027 720,292
0.1
248,645  Geon Performance
Solutions LLC, 2021
Term Loan, 10.382%,
(TSFR3M+4.750%),
08/18/2028 250,510
0.0
474,210  Herens Holdco
Sarl, USD Term
Loan B, 9.267%,
(TSFR3M+3.925%),
07/03/2028 460,503
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Chemicals & Plastics: (continued)
414,824  Ineos US Finance
LLC, 2021 USD Term
Loan B, 7.584%,
(TSFR1M+2.500%),
11/08/2028 $ 415,402
0.0
690,284  LSF11 A5 Holdco LLC,
Term Loan, 8.717%,
(US0006M+3.500%),
10/15/2028 692,528
0.1
110,968  Olympus Water US
Holding Corporation,
2021 USD Term
Loan B, 9.632%,
(US0006M+3.750%),
11/09/2028 111,346
0.0
326,095  Sparta US HoldCo
LLC, 2021 Term
Loan, 9.132%,
(US0006M+3.250%),
08/02/2028 326,386
0.0
2,976,967
0.2
Commodities : 0.1%
425,735  Foundation Building
Materials Inc., 2021
Term Loan, 8.523%,
(TSFR3M+3.250%),
01/31/2028 421,744
0.0
144,638  Foundation Building
Materials Inc., 2024
Term Loan B2, 9.340%,
(TSFR1M+4.000%),
01/29/2031 144,253
0.0
429,486  Specialty Building
Products Holdings
LLC, 2021 Term
Loan B, 8.443%,
(US0006M+3.750%),
10/15/2028 427,846
0.1
248,087  SRS Distribution
Inc., 2021 Term
Loan B, 9.382%,
(US0006M+3.500%),
06/05/2028 248,668
0.0
1,242,511
0.1
Communications : 0.4%
250,000  Acuris Finance US
Inc., 2021 USD Term
Loan B, 9.882%,
(TSFR3M+4.000%),
02/16/2028 250,379
0.0
457,420  Arches Buyer Inc., 2021
Term Loan B, 8.590%,
(TSFR1M+3.250%),
12/06/2027 438,580
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
439,213  Cengage Learning
Inc., 2024 Term
Loan B, 9.690%,
(TSFR3M+4.250%),
03/24/2031 $ 441,059
0.0
497,500  CNT Holdings I
Corp, 2020 Term
Loan, 8.840%,
(TSFR1M+3.500%),
11/08/2027 499,435
0.1
362,234  Connect US FInc.o
LLC, Amendment No.
4 Term Loan, 9.820%,
(TSFR1M+4.500%),
09/13/2029 342,311
0.0
548,977  Dotdash Meredith, Inc.,
Term Loan B, 8.840%,
(TSFR1M+3.500%),
12/01/2028 549,892
0.1
150,000  Fleet Midco I Ltd., 2024
Term Loan B, 8.690%,
(TSFR3M+3.250%),
02/21/2031 150,938
0.0
447,759  Gogo Intermediate
Holdings LLC, Term
Loan B, 8.840%,
(TSFR1M+3.500%),
04/30/2028 447,059
0.0
625,000
(7)
GoodRX, Inc.,
06/27/2029 618,750
0.0
348,136  GoodRX, Inc., 1st Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
10/14/2025 347,658
0.0
405,337
(7)
ION Trading Finance
Ltd.,
04/01/2028 405,439
0.0
724
(7)
Lumen Technologies,
Inc.,
04/16/2029 516
0.0
724
(7)
Lumen Technologies,
Inc.,
04/15/2030 516
0.0
264,338  Magnite Inc., 2024
Term Loan B, 9.940%,
(TSFR3M+4.500%),
02/06/2031 265,411
0.0
498,718
(7)
McGraw-Hill Education
Inc., Initial Term Loan,
07/28/2028 500,173
0.1
333,317  MH Sub I LLC, 2023
Term Loan, 9.590%,
(TSFR1M+4.250%),
05/03/2028 333,449
0.0
636,771
(7)
Proofpoint, Inc.,
08/31/2028 638,142
0.1
259,350  The Knot Worldwide
Inc., 2023 Term
Loan, 9.922%,
(TSFR1M+4.500%),
01/31/2028 260,647
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
389,009  Uber Technologies
Inc., 2023 Term
Loan B, 8.014%,
(TSFR3M+2.750%),
03/03/2030 $ 391,197
0.0
166,771
(7)
Univision
Communications, Inc.,
03/24/2026 167,049
0.0
220,000
(7)
Univision
Communications, Inc.,
2024 Replacement
First-Lien Term Loan,
07/31/2029 217,937
0.0
7,266,537
0.4
Consumer, Cyclical : 0.9%
497,500
(7)
84 Lumber Company,
12/02/2030 500,920
0.0
1,067,273
(7)
Alterra Mountain
Company, Term Loan
B-4,
08/17/2028 1,073,943
0.1
149,625  Amer Sports
Company, USD
Term Loan, 8.690%,
(TSFR3M+3.250%),
02/18/2031 150,747
0.0
82,353  American Airlines
Inc., 2021 Term
Loan, 10.190%,
(TSFR3M+4.750%),
04/20/2028 85,158
0.0
633,503
(7)
American Axle &
Manufacturing Inc.,
First Lien Term Loan B,
12/12/2029 636,406
0.0
365,000  American Greetings
Corporation, Tranche C
Term Loan, 11.080%,
(TSFR1M+5.750%),
10/23/2029 367,607
0.0
480,699  Ascend Learning
LLC, 2021 Term
Loan, 8.584%,
(US0006M+3.500%),
12/11/2028 481,129
0.0
603,258  Autokiniton US
Holdings Inc., 2024
Term Loan B, 9.440%,
(TSFR3M+4.000%),
04/06/2028 607,783
0.0
498,750  Birkenstock US
Bidco Inc., Facility B
(USD) Loan, 8.840%,
(TSFR3M+3.510%),
04/28/2028 500,710
0.0
493,763  Caesars Entertainment,
Inc., 2024 Term
Loan B1, 8.190%,
(TSFR3M+2.750%),
02/06/2031 494,556
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
826,928  Clarios Global LP, 2024
Term Loan B, 8.340%,
(TSFR1M+3.000%),
05/06/2030 $ 830,416
0.1
799,117
(7)
Core & Main LP,
Tranche D Term Loan,
07/27/2028 801,114
0.1
500,000
(7)
Everi Holdings
Inc., Term B Loan,
08/03/2028 501,953
0.0
228,498  First Brands Group
LLC(f/k/a TRICO
GROUP LLC), 2022
Incremental Term
Loan, 10.440%,
(TSFR3M+5.000%),
03/30/2027 227,546
0.0
601,352  Flutter Entertainment
Public Limited
Company, Term
Loan B, 7.698%,
(TSFR3M+2.250%),
11/25/2030 602,404
0.0
500,000  Formula One
Management
Limited, 2022 Term
Loan B, 7.598%,
(TSFR3M+2.250%),
01/15/2030 501,875
0.0
830,000  Gates Corporation,
Term Loan, 8.830%,
(TSFR1M+3.500%),
05/31/2031 831,902
0.1
165,000
(7)
Golden Entertainment
Inc., Term B-1 Loan,
05/28/2030 165,309
0.0
830,000
(7)
Harbor Freight,
06/11/2031 828,675
0.1
647,080  Hunter Douglas,
Inc., USD Term
Loan B1, 8.840%,
(TSFR1M+3.500%),
02/26/2029 643,498
0.0
400,833  IRB Holding Corp, 2024
Term Loan B, 8.090%,
(TSFR1M+2.750%),
12/15/2027 401,146
0.0
150,000  Johnstone Supply LLC,
Term Loan, 8.830%,
(TSFR1M+3.500%),
05/16/2031 150,375
0.0
294,263  Kodiak BP LLC, 2024
Term Loan B2, 8.840%,
(TSFR1M+3.500%),
03/12/2028 296,286
0.0
355,000  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/01/2031 356,109
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
680,155  LS Group OPCO
Acquisition LLC, Term
Loan B, 8.320%,
(TSFR1M+3.000%),
04/23/2031 $ 681,005
0.1
335,000
(7)
Peer Holding III
BV, Term Loan B5,
06/30/2031 335,768
0.0
348,223  Penn National Gaming
Inc., 2022 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
05/03/2029 349,007
0.0
79,800  RealTruck Goup Inc.
(fka Truck Hero),
2023 Incremental
Term Loan, 10.882%,
(TSFR1M+5.000%),
01/31/2028 79,551
0.0
263,013
(7)
Samsonite International
S.A., 2024 Tranche B
Term Loan,
06/21/2030 264,656
0.0
687,776  Scientific Games
International, Inc., 2024
Term Loan, 8.090%,
(TSFR1M+2.750%),
04/16/2029 690,248
0.1
418,950  Station Casinos
LLC, 2024 Term
Loan B, 7.690%,
(TSFR3M+2.250%),
03/07/2031 419,331
0.0
248,389
(7)
TGP Holdings III LLC,
First Lien Closing Date
Term Loan,
06/29/2028 236,073
0.0
116,667  Thor Industries Inc.,
2023 USD Term
Loan B2, 8.112%,
(TSFR1M+2.750%),
11/15/2030 117,274
0.0
248,718  Tory Burch LLC, Term
Loan B, 8.840%,
(TSFR1M+3.500%),
04/16/2028 249,391
0.0
493,763  United AirLines
Inc., 2024 Term
Loan B, 8.190%,
(TSFR3M+2.750%),
02/22/2031 495,658
0.0
661,776  Whatabrands LLC,
Term Loan B, 8.080%,
(TSFR1M+2.750%),
08/03/2028 662,781
0.1
906,203
(7)
White Cap Buyer LLC,
Tranche C Term Loan,
10/19/2029 908,384
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
248,312  Windsor Holdings III
LLC, Tlb 2024, 9.320%,
(TSFR1M+4.000%),
08/01/2030 $ 250,298
0.0
17,776,992
0.9
Consumer, Non-cyclical : 0.9%
200,000  American Airlines
Inc., 2023 1st Lien
Term Loan, 8.869%,
(TSFR6M+3.500%),
06/04/2029 200,000
0.0
390,000  Auris Luxembourg III
SARL, 2024 USD Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
02/28/2029 391,462
0.0
467,650  Avis Budget Car
Rental LLC, 2023
Term Loan C, 8.456%,
(TSFR1M+3.000%),
03/16/2029 468,089
0.0
705,198  Bausch & Lomb
Corporation, Term
Loan, 8.592%,
(TSFR1M+3.250%),
05/10/2027 698,733
0.1
642,347  Belron Finance US
LLC, 2023 USD
Term Loan, 7.340%,
(TSFR1M+2.000%),
04/13/2028 643,819
0.0
498,750  Camelot US Acquisition
I Co, 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
01/31/2031 500,122
0.0
226,087
(7)
Charlotte Buyer, Inc.,
02/11/2028 226,963
0.0
309,225  Cimpress PLC, 2024
Refinancing Tranche
B-1 Term Loan, 8.830%,
(TSFR1M+3.000%),
05/17/2028 310,191
0.0
802,988  Cotiviti Inc., 2024
Term Loan, 8.840%,
(TSFR1M+3.500%),
08/27/2025 803,364
0.1
93,607  CVET Midco 2 LP,
Term Loan, 10.242%,
(TSFR3M+5.000%),
10/13/2029 90,766
0.0
498,724
(7)
Electron Bidco Inc.,
Initial Term Loan,
11/01/2028 499,192
0.0
275,000  Fiesta Purchaser,
Inc., 2024 Term
Loan B, 9.440%,
(TSFR3M+4.000%),
02/12/2031 277,368
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
149,625
(7)
Financiere Mendel,
11/13/2030 $ 150,560
0.0
64,349  Fugue Finance LLC,
2023 USD Term
Loan B, 9.388%,
(TSFR3M+4.000%),
01/31/2028 64,936
0.0
265,000  Fugue Finance LLC,
2024 USD Term
Loan B, 9.190%,
(TSFR3M+3.750%),
02/26/2031 267,518
0.0
500,000  Global Medical
Response Inc.,
2024 Extended
Term loan, 8.830%,
(TSFR1M+3.500%),
10/31/2028 485,000
0.0
299,250
(7)
HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term Loan,
10/21/2030 300,247
0.0
705,740  Jazz Financing Lux
Sarl, 2024 Term
Loan B, 8.340%,
(TSFR1M+3.000%),
05/05/2028 706,953
0.1
272,251  Kingpin Intermediate
Holdings LLC, 2023
Term Loan B, 8.584%,
(TSFR1M+3.500%),
02/08/2028 272,634
0.0
300,000  LifePoint Health Inc.,
2024 Incremental
Term Loan, 9.329%,
(TSFR3M+4.000%),
05/14/2031 300,797
0.0
1,213,496  Medline Borrower LP,
Term Loan B, 8.079%,
(TSFR1M+2.750%),
10/23/2028 1,217,756
0.1
150,000  Mister Car Wash
Holdings Inc., 2024
Term Loan B, 8.840%,
(TSFR1M+3.500%),
03/21/2031 150,683
0.0
291,667  Neptune Bidco Us Inc.,
Term B Loans, 7.827%,
(TSFR3M+2.500%),
04/11/2029 275,042
0.0
420,087  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 12.132%,
(TSFR1M+6.250%),
03/06/2028 422,187
0.0
522,460
(7)
Organon & Co, Dollar
Term Loan,
05/14/2031 524,092
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
429,537
(7)
PCI Pharma Services,
11/30/2027 $ 431,640
0.0
664,909  Pegasus Bidco Bv,
2024 USD Term
Loan, 9.190%,
(TSFR3M+3.750%),
07/12/2029 669,342
0.1
497,468  Perrigo Investments,
LLC, Term Loan
B, 7.690%,
(TSFR3M+2.250%),
04/20/2029 497,220
0.0
314,213
(7)
Prime Security Services
Borrower, LLC,
10/15/2030 314,556
0.0
149,620  R1 RCM Inc., 2022
Term Loan B, 8.440%,
(TSFR3M+3.000%),
06/21/2029 150,275
0.0
240,000
(7)
Resonetics LLC, Term B
Loans,
06/06/2031 240,637
0.0
25,238
(8)
Ryan LLC, Delayed
Draw Term
Loan, 8.800%,
(TSFR3M+4.500%),
11/14/2030 25,427
0.0
239,163  Ryan LLC, Term
Loan, 9.856%,
(TSFR1M+4.500%),
11/14/2030 240,956
0.0
266,858  Sabre GLBL Inc.,
2022 1st Lien Term
Loan B, 10.203%,
(US0006M+5.000%),
06/30/2028 244,709
0.0
189,453  Sigma Holdco BV,
2023 USD Term
Loan B7, 8.840%,
(TSFR1M+3.500%),
01/03/2028 190,029
0.0
680,000  Sotera Health
Holdings LLC, Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/23/2031 679,150
0.1
263,675  Spring Education
Group Inc., Term
Loan, 9.799%,
(TSFR3M+4.500%),
10/04/2030 265,982
0.0
711,282  Surgery Center
Holdings, Inc., 2023
Term Loan, 8.856%,
(TSFR1M+3.500%),
12/19/2030 714,076
0.1
876,167
(7)
TransUnion
Intermediate Holdings
Inc. f/k/a TransUnion
Corp, Term Loan B-7,
12/01/2028 877,967
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
179,550  Triton Water Holdings
Inc., 2024 Incremental
Term Loan B, 9.440%,
(TSFR3M+4.000%),
03/31/2028 $ 180,242
0.0
446,883  Trugreen Limited
Partnership, 2020
Term Loan, 8.800%,
(TSFR1M+4.000%),
11/02/2027 428,542
0.0
149,251
(7)
VetStrategy Canada
Holdings, Inc.,
12/06/2028 149,671
0.0
655,000  Wand NewCo 3
Inc., 2024 Term
Loan B, 9.090%,
(TSFR1M+3.750%),
01/30/2031 659,981
0.1
300,000
(7)
WCG,
01/08/2027 300,562
0.0
17,509,438
0.9
Consumer, Non-Cyclical : 0.0%
501,517  Kuehg Corp., Term
Loan B, 9.823%,
(TSFR3M+4.500%),
06/12/2030 504,064
0.0
Containers & Glass Products : 0.2%
617,400  Clydesdale Acquisition
Holdings, Inc., Term
Loan B, 9.378%,
(TSFR1M+3.675%),
04/13/2029 619,510
0.1
247,436  Plaze Inc., 2020
Incremental Term
Loan, 9.632%,
(TSFR1M+3.750%),
08/03/2026 240,219
0.0
17,946  Pretium PKG Holdings
Inc., 2021 2nd Lien
Term Loan, 12.116%,
(US0006M+6.750%),
10/01/2029 10,992
0.0
160,509  Pretium PKG Holdings
Inc., First Out Term
Loan A, 10.395%,
(TSFR3M+5.000%),
10/02/2028 165,404
0.0
548,155  Pro Mach Group
Inc., 2021 Term
Loan B, 9.193%,
(TSFR1M+3.750%),
08/31/2028 551,553
0.0
570,612  ProAmpac PG
Borrower LLC, 2023
Term Loan, 8.840%,
(TSFR1M+3.500%),
09/15/2028 572,484
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Containers & Glass Products: (continued)
480,226  TricorBraun Inc., 2021
Term Loan, 8.467%,
(TSFR1M+3.250%),
03/03/2028 $ 480,001
0.0
360,102  Trident TPI Holdings
Inc., 2021 Term
Loan B3, 9.538%,
(TSFR3M+4.000%),
09/15/2028 361,362
0.0
3,001,525
0.2
Diversified : 0.0%
465,000  First Eagle Holdings
Inc., 2024 Term
Loan B, 8.440%,
(TSFR3M+3.000%),
02/22/2029 464,087
0.0
Electronics/Electrical : 0.1%
246,851  Altar Bidco Inc., 2021
Term Loan, 8.142%,
(SOFRRATE+3.100%),
02/01/2029 246,759
0.0
375,869  Chariot Buyer LLC,
Term Loan B, 8.453%,
(TSFR1M+3.250%),
11/03/2028 376,204
0.1
198,105  Creation Technologies
Inc., 2021 Term
Loan, 10.723%,
(TSFR3M+5.500%),
10/05/2028 184,733
0.0
210,000  DG Investment
Intermediate Holdings
2 Inc., 2021 2nd Lien
Term Loan, 11.967%,
(TSFR1M+6.750%),
03/30/2029 206,281
0.0
293,888  DG Investment
Intermediate Holdings
2 Inc., 2021 Term
Loan, 8.967%,
(TSFR1M+3.750%),
03/31/2028 294,072
0.0
98,674  Project Boost Purchaser
LLC, 2019 Term
Loan B, 9.382%,
(TSFR1M+3.500%),
05/29/2026 98,865
0.0
236,297  VC GB Holdings
I Corp, 1st Lien
Term Loan, 8.476%,
(TSFR3M+3.000%),
07/21/2028 236,045
0.0
1,642,959
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy : 0.1%
378,738  Brazos Delaware II LLC,
Term Loan B, 8.820%,
(TSFR1M+3.500%),
02/11/2030 $ 380,632
0.0
166,882  GIP III Stetson
I LP, 2023 Term
Loan B, 9.706%,
(TSFR1M+4.250%),
10/31/2028 167,508
0.0
142,403  GIP Pilot Acquisition
Partners, L.P., 2024
Term Loan B, 7.827%,
(TSFR3M+2.500%),
10/04/2030 142,581
0.0
330,000  Goodnight Water
Solutions Holdings,
LLC, Term Loan
B, 8.830%,
(TSFR1M+3.500%),
05/22/2029 329,175
0.0
249,365  M6 Etx Holdings Ii
Midco LLC, Initial
Term Loan, 9.930%,
(TSFR1M+4.600%),
09/19/2029 250,701
0.0
198,998  NorthRiver Midstream
Finance LP, 2023 USD
Term Loan B, 8.395%,
(TSFR3M+3.000%),
08/16/2030 199,357
0.0
617,976  Oryx Midstream
Services Permian
Basin LLC, 2024
Term Loan B, 8.340%,
(TSFR1M+3.000%),
10/05/2028 619,199
0.1
365,000
(7)
WaterBridge Midstream
Operating LLC, Term
Loan B,
06/30/2029 365,000
0.0
2,454,153
0.1
Financial : 0.7%
330,000
(7)
Acrisure, LLC,
11/06/2030 330,000
0.0
313,413  Alliant Holdings
Intermediate LLC, 2023
Term Loan B6, 8.865%,
(TSFR1M+3.500%),
11/06/2030 314,523
0.0
300,000
(7)
Allspring Buyer LLC,
Term Loan,
11/01/2028 299,500
0.0
250,000  AmWINS Group Inc.,
2023 Incremental
Term Loan B, 7.834%,
(TSFR1M+2.750%),
02/19/2028 250,531
0.0
335,000
(7)
Ardonagh Group Finco
Pty Limited,
02/27/2031 333,325
0.0
441,861
(7)
Aretec Group Inc., Term
B-2 Loan,
08/09/2030 444,255
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
987,525  AssuredPartners
Inc., 2024 Term
Loan, 8.829%,
(TSFR1M+3.500%),
02/14/2031 $ 991,228
0.1
550,000  Broadstreet Partners
Inc., Term Loan
B-4, 7.827%,
(TSFR3M+2.500%),
06/16/2031 549,097
0.1
554,325  Castlelake Aviation
One Designated
Activity Company,
Term Loan B, 8.302%,
(TSFR3M+2.500%),
10/22/2026 555,768
0.1
10,329
(8)
Chrysaor Bidco
S.A R.L., Delayed
TI, 8.830%,
(TSFR1M+3.500%),
05/14/2031 10,387
0.0
139,671  Chrysaor Bidco
S.A R.L., Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/14/2031 140,456
0.0
425,421  Citadel Securities
LP, 2024 Term
Loan B, 7.590%,
(TSFR1M+2.250%),
07/29/2030 427,083
0.0
150,000  Cpi Holdco B,
LLC, Initial Term
Loans, 7.320%,
(TSFR1M+2.000%),
05/16/2031 149,906
0.0
503,738  Cushman & Wakefield
US Borrower
LLC, 2024-1 Term
Loan, 9.080%,
(TSFR1M+3.750%),
01/31/2030 507,516
0.0
150,000  Edelman Financial
Engines Center
LLC (The), Edelman
Financial Tl, 8.830%,
(TSFR1M+3.500%),
10/20/2028 150,141
0.0
532,285
(7)
Edelman Financial
Engines Center LLC
(The), Term Loan B,
04/07/2028 533,575
0.0
131,346  Focus Financial
Partners LLC, 2021
Term Loan B4, 7.603%,
(TSFR1M+2.500%),
06/30/2028 131,346
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
168,727  Focus Financial
Partners LLC, 2024
Term Loan B7, 8.090%,
(TSFR1M+2.750%),
06/30/2028 $ 168,767
0.0
190,000  Grant Thornton
Advisors LLC, Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/16/2031 190,831
0.0
274,216  Guardian US
Holdco, Initial Term
Loan, 8.810%,
(TSFR3M+3.500%),
01/31/2030 273,120
0.0
252,782  HighTower Holding
LLC, 2021 Term
Loan B, 9.150%,
(TSFR3M+4.000%),
04/21/2028 253,678
0.0
305,000  HUB International
Ltd, 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
06/20/2030 305,997
0.0
557,663  Jane Street Group
LLC, 2024 Term
Loan B, 7.840%,
(TSFR1M+2.500%),
01/26/2028 558,012
0.1
150,000  Kestra Advisor Services
Holdings A Inc., 2024
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/22/2031 150,750
0.0
571,638  Mercury Borrower Inc.,
Term Loan, 8.693%,
(US0006M+3.500%),
08/02/2028 572,709
0.1
518,447  Nuvei Technologies
Corp, USD Term
Loan, 8.340%,
(TSFR1M+3.000%),
12/19/2030 519,743
0.0
695,000
(7)
OneDigital Borrower
LLC, Term Loan (First
Lien),
06/12/2031 694,131
0.1
765,732  Osaic Holdings Inc.
(f/k/a Advisor Group
Holdings Inc.), Term
B-3 Loan, 9.330%,
(TSFR1M+4.000%),
08/17/2028 769,014
0.1
169,150  Overdrive, Inc.,
Term Loan, 8.800%,
(TSFR1M+4.250%),
12/15/2028 169,911
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
123,590
(7)
RHP Hotel Properties
LP, Incremental
Tranche B Term Loan,
05/18/2030 $ 124,023
0.0
370,000  Truist Insurance
Holdings, LLC, 1st Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
05/06/2031 378,171
0.0
150,000  Truist Insurance
Holdings, LLC, 2nd Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/08/2032 153,312
0.0
301,724
(7)
USI Inc., 2024
Term Loan Facility,
09/07/2030 302,101
0.0
290,000
(7)
VFH Parent LLC, Term
B-1 Loan,
01/16/2031 290,000
0.0
227,118
(7)
Walker & Dunlop Inc.,
Initial Term Loan,
12/16/2028 226,976
0.0
12,219,883
0.7
Food Products : 0.1%
671,025  8th Avenue Food
& Provisions Inc.,
2021 Incremental
Term Loan, 9.834%,
(TSFR1M+4.750%),
10/01/2025 639,151
0.1
323,596  BCPE North Star
US Holdco 2 Inc.,
Term Loan, 9.882%,
(TSFR1M+4.000%),
06/09/2028 309,304
0.0
401,418  CHG PPC Parent
LLC, 2021 Term
Loan, 8.239%,
(US0006M+3.000%),
12/08/2028 402,672
0.0
348,749  Chobani LLC, 2023
Incremental Term
Loan, 9.112%,
(TSFR1M+3.750%),
10/25/2027 350,711
0.0
466,705  Primary Products
Finance LLC, 2024
Term Loan B, 8.940%,
(TSFR3M+3.500%),
04/02/2029 467,872
0.0
2,169,710
0.1
Food/Drug Retailers : 0.0%
401,847  US Foods Inc., 2019
Term Loan B, 7.193%,
(TSFR1M+2.000%),
09/13/2026 403,375
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care : 0.2%
353,634  Amneal
Pharmaceuticals
LLC, 2018 Term
Loan B, 8.584%,
(TSFR1M+3.500%),
05/04/2025 $ 356,360
0.0
743,895  AthenaHealth Group
Inc., 2022 Term
Loan B, 8.589%,
(TSFR1M+3.250%),
02/15/2029 742,267
0.1
286,015  CHG Healthcare
Services Inc., 2021
Term Loan, 8.443%,
(US0006M+3.250%),
09/29/2028 286,807
0.0
175,000
(7)
Concentra Health
Services, Inc., Term
Loan B,
07/31/2031 175,656
0.0
288,462  Gloves Buyer Inc., 2021
Term Loan, 9.217%,
(TSFR1M+4.000%),
12/29/2027 287,380
0.0
246,268  Hunter Holdco 3
Limited, USD Term
Loan B, 9.592%,
(TSFR3M+4.250%),
08/21/2028 245,345
0.0
347,199  MPH Acquisition
Holdings LLC, 2021
Term Loan B, 10.132%,
(US0006M+4.250%),
09/01/2028 290,432
0.0
291,204  National Mentor
Holdings Inc., 2021
Term Loan, 8.981%,
(US0006M+3.750%),
03/02/2028 275,491
0.0
8,318  National Mentor
Holdings Inc., 2021
Term Loan C, 9.092%,
(US0006M+3.750%),
03/02/2028 7,869
0.0
362,815  Pacific Dental Services
LLC, 2024 Term
Loan B, 8.690%,
(TSFR3M+3.250%),
03/07/2031 364,119
0.0
598,500  Phoenix Guarantor
Inc., 2024 Term
Loan, 8.590%,
(TSFR1M+3.250%),
02/21/2031 597,669
0.1
478,697  Select Medical
Corp, 2023 Term
Loan B1, 8.882%,
(TSFR1M+3.000%),
03/08/2027 479,894
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
194,513  Star Parent Inc., Term
Loan B, 9.882%,
(TSFR3M+4.000%),
09/27/2030 $ 194,604
0.0
4,303,893
0.2
Home Furnishings : 0.1%
649,566  Apx Group Inc., 2021
Term Loan B, 8.461%,
(PRIME+2.250%),
07/10/2028 652,137
0.1
242,007  Restoration
Hardware, Inc., Term
Loan B, 7.693%,
(US0006M+2.500%),
10/20/2028 233,612
0.0
885,749
0.1
Industrial : 0.9%
246,836  ADS Tactical Inc., 2021
Term Loan B, 10.943%,
(TSFR1M+5.750%),
03/19/2026 247,762
0.0
248,750  Aegion Corporation,
2024 Term
Loan, 8.840%,
(TSFR1M+3.500%),
05/17/2028 250,123
0.0
282,750  Albion Financing 3
SARL, USD Term
Loan, 10.523%,
(US0006M+5.250%),
08/17/2026 284,164
0.0
489,865  AlixPartners LLP,
2021 USD Term
Loan B, 7.717%,
(TSFR1M+2.500%),
02/04/2028 490,920
0.0
406,950  Alliance Laundry
Systems LLC, Term
Loan B, 8.559%,
(TSFR3M+3.500%),
10/08/2027 408,934
0.0
541,185  Allied Universal
Holdco LLC, 2021
USD Incremental
Term Loan B, 8.953%,
(TSFR1M+3.750%),
05/15/2028 539,866
0.1
693,479
(7)
Altium Packaging LLC,
2024 Refinancing Term
Loan,
06/04/2031 693,479
0.1
179,550
(7)
Anticimex Inc., Facility
B6,
11/16/2028 180,859
0.0
487,121  Belfor Holdings Inc.,
2023 USD Term
Loan B, 9.106%,
(TSFR1M+3.750%),
11/01/2030 490,440
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
486,136  Bombardier
Recreational Products
Inc., 2024 Term
Loan B4, 8.090%,
(TSFR1M+2.750%),
01/22/2031 $ 486,743
0.0
164,588  Brown Group Holding
LLC, 2022 Incremental
Term Loan B2, 8.340%,
(TSFR1M+3.000%),
07/02/2029 164,702
0.0
134,663  Chariot Buyer LLC,
2024 Incremental
Term Loan B, 9.090%,
(TSFR1M+3.750%),
11/03/2028 135,209
0.0
355,368  Chart Industries,
Inc., 2023 Term
Loan, 8.691%,
(TSFR1M+3.250%),
03/18/2030 357,293
0.0
495,677  Clark Equipment
Company, 2022 Term
Loan B, 7.948%,
(TSFR3M+2.500%),
04/20/2029 496,916
0.1
311,879
(7)
Coherent Corp (f/k/a II-
VI Inc.orporated), Term
Loan B-1,
07/02/2029 312,658
0.0
515,425  Conair Holdings LLC,
Term Loan B, 9.288%,
(US0006M+3.750%),
05/17/2028 513,599
0.1
249,373  CPM Holdings
Inc., Initial Term
Loan, 9.813%,
(TSFR1M+4.500%),
09/28/2028 247,659
0.0
295,000  Crown Subsea
Communications
Holding Inc., 2024
Term Loan B, 10.190%,
(TSFR3M+4.750%),
01/30/2031 296,168
0.0
171,975  EMRLD Borrower LP,
Term Loan B, 8.264%,
(TSFR3M+2.500%),
05/31/2030 172,136
0.0
48,899  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.840%,
(TSFR1M+3.500%),
10/21/2028 49,190
0.0
410,850  Filtration Group
Corporation, 2023 USD
Term Loan, 9.326%,
(US0006M+4.250%),
10/21/2028 413,097
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
315
(7)
Foley Products
Company, LLC, Term
Loan,
12/29/2028 $ 317
0.0
372,687  Garda World Security
Corporation, 2022
Term Loan B, 9.327%,
(TSFR3M+4.250%),
02/01/2029 375,669
0.0
155,000  Genesee & Wyoming
Inc., Initial Term
Loan B, 7.300%,
(TSFR2M+2.000%),
04/10/2031 155,048
0.0
496,250  GFL Environmental
Inc., 2023 First Lien
Term Loan, 8.800%,
(TSFR3M+2.500%),
05/31/2027 497,579
0.1
150,000  Gulfside Supply Inc.,
Term Loan, 8.830%,
(TSFR1M+3.500%),
05/29/2031 150,094
0.0
290,000  Husky Injection Molding
Systems Ltd, 2024
Term Loan B, 8.840%,
(TSFR1M+3.500%),
04/24/2029 291,087
0.0
705,934  Ingram Micro Inc., 2023
Term Loan, 8.610%,
(TSFR3M+3.000%),
07/03/2028 709,610
0.1
180,530
(7)
Lsf11 Trinity Bidco, Inc.,
2024 Term Loan B,
06/14/2030 181,659
0.0
149,250  Lsf12 Badger
Bidco, LLC, Term
Loan B, 11.882%,
(TSFR1M+6.000%),
08/30/2030 149,250
0.0
294,085  Madison Iaq LLC,
Term Loan, 8.590%,
(TSFR1M+3.250%),
06/21/2028 294,655
0.0
155,000  MI Windows and
Doors LLC, 2024 Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
03/28/2031 156,162
0.0
198,600  Ncr Atleos, LLC, Term
Loan B, 10.632%,
(TSFR1M+4.750%),
03/27/2029 200,989
0.0
275,000  Northstar Group
Services Inc., Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/08/2030 275,602
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
471,215  Oscar AcquisitionCo
LLC, Term B
Loan, 9.990%,
(TSFR3M+4.600%),
04/29/2029 $ 471,951
0.0
455,000
(8)
Osmosis Buyer Limited,
2023 Incremental
Term Loan, 8.800%,
(TSFR3M+2.125%),
07/31/2028 456,336
0.0
250,000
(7)
Ovation Parent Inc.,
Initial Term Loan,
04/21/2031 251,562
0.0
825,618  Pactiv Evergreen
Group Holdings Inc.,
Tranch B-4 U.S.
Term Loans, 8.830%,
(TSFR1M+3.500%),
09/24/2028 827,639
0.1
345,543  Pre Paid Legal
Services Inc., 2021
Term Loan, 8.943%,
(TSFR1M+3.750%),
12/15/2028 345,759
0.0
141,472  Pretium PKG Holdings
Inc., Second Out Term
Loan A1, 9.995%,
(TSFR3M+4.600%),
10/02/2028 122,963
0.0
391,963  Quikrete Holdings
Inc., Term Loan B
(2029), 7.579%,
(TSFR1M+2.250%),
03/19/2029 392,667
0.0
149,615
(7)
Refficiency Holdings
LLC, 2021 Initial Term
Loan,
12/16/2027 150,098
0.0
248,317  Rockwood Service
Corporation, 2020
Term Loan, 9.882%,
(TSFR1M+4.250%),
01/25/2027 250,179
0.0
392,969  Service Logic
Acquisition Inc.,
Term Loan, 9.440%,
(TSFR3M+4.000%),
10/29/2027 394,934
0.0
229,058  Smyrna Ready Mix
Concrete LLC, 2023
Term Loan, 8.858%,
(TSFR1M+3.500%),
04/02/2029 230,490
0.0
16,008
(7)
SPX Flow, Inc., Cov-Lite
Tlb,
04/05/2029 16,120
0.0
309,225  Summit Materials LLC,
2023 Incremental
Term Loan B, 8.800%,
(TSFR3M+2.500%),
01/12/2029 311,621
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
745,223  TK Elevator Midco
Gmbh, Facility  B2
(USD), 8.790%,
(TSFR1M+3.500%),
04/30/2030 $ 750,231
0.1
995,006  Transdigm Inc., 2024
Term Loan K, 8.190%,
(TSFR3M+2.750%),
03/22/2030 997,960
0.1
197,855  Tutor Perini
Corporation, Term
Loan B, 10.254%,
(TSFR1M+4.750%),
08/18/2027 198,515
0.0
294,918  Watlow Electric
Manufacturing
Company, Term
Loan B, 9.341%,
(TSFR3M+4.012%),
03/02/2028 295,041
0.0
17,133,704
0.9
Insurance : 0.2%
538,994  Acrisure LLC, 2020
Term Loan B, 8.693%,
(US0001M+3.500%),
02/16/2027 539,542
0.0
452,996  Acrisure LLC, 2021
First Lien Term
Loan B, 9.428%,
(US0001M+4.250%),
02/15/2027 455,119
0.0
528,066  Ima Financial
Group, Inc., Term
Loan, 9.221%,
(TSFR1M+3.750%),
10/16/2028 528,836
0.0
645,002  OneDigital Borrower
LLC, 2021 Term
Loan, 9.453%,
(US0006M+4.250%),
11/16/2027 645,002
0.1
538,705  Ryan Specialty
Group LLC, Term
Loan, 8.882%,
(TSFR1M+2.750%),
09/01/2027 542,140
0.0
799,861  Sedgwick Claims
Management Services
Inc., 2023 Term
Loan B, 8.853%,
(TSFR1M+3.750%),
02/24/2028 801,805
0.1
200,000
(7)
Sedgwick Claims
Management Services,
Inc.,
06/27/2031 199,500
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Insurance: (continued)
477,214  USI, Inc., 2023 Term
Loan B, 8.440%,
(TSFR3M+3.000%),
11/22/2029 $ 478,010
0.0
4,189,954
0.2
Leisure Good/Activities/Movies : 0.1%
399,207
(8)
24 Hour Fitness
Worldwide Inc., 2021
Delayed Draw Term
Loan, 14.476%,
(TSFR3M+2.000%),
09/29/2025 364,277
0.0
301,691  Cinemark USA
Inc., 2023 Term
Loan B, 8.834%,
(TSFR1M+3.750%),
05/24/2030 304,142
0.0
299,235  City Football Group
Limited, Term
Loan, 8.840%,
(TSFR1M+3.500%),
07/21/2028 299,328
0.0
555,966  Hayward Industries
Inc., 2021 Term
Loan, 7.967%,
(US0006M+2.750%),
05/30/2028 556,082
0.1
486,216  Playtika Holding
Corp, 2021 Term
Loan, 7.943%,
(TSFR1M+2.750%),
03/13/2028 486,773
0.0
2,010,602
0.1
Lodging & Casinos : 0.2%
848,750  1011778 B.C. Unlimited
Liability Company, 2023
Term Loan B5, 8.132%,
(TSFR1M+2.250%),
09/20/2030 847,795
0.1
148,857  Century Casinos
Inc., 2022 Term
Loan, 11.882%,
(TSFR1M+6.000%),
04/02/2029 144,887
0.0
676,396  Fertitta Entertainment
LLC, 2022 Term
Loan B, 9.103%,
(US0006M+3.750%),
01/29/2029 677,588
0.1
474,987  Flynn Restaurant
Group LP, 2021 Term
Loan B, 9.467%,
(US0006M+4.250%),
12/01/2028 475,804
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Lodging & Casinos: (continued)
253,088  Golden Entertainment
Inc., 2023 Term
Loan B, 7.939%,
(US0006M+2.750%),
05/13/2030 $ 254,195
0.0
477,525  Hilton Grand Vacations
Borrower LLC, 2021
Term Loan B, 8.239%,
(TSFR1M+2.750%),
08/02/2028 478,122
0.0
407,538  Scientific Games
Holdings LP, 2022 USD
Term Loan B, 8.421%,
(TSFR3M+3.250%),
04/04/2029 406,943
0.0
3,285,334
0.2
Mortgage REITs : 0.0%
148,465  Blackstone Mortgage
Trust Inc., 2021 Term
Loan B2, 8.632%,
(US0006M+2.750%),
04/23/2026 146,610
0.0
Oil & Gas : 0.0%
203,457  Medallion Midland
Acquisition LLC, 2023
Term Loan, 8.864%,
(TSFR3M+3.500%),
10/18/2028 204,704
0.0
544,763  TransMontaigne
Operating Company LP,
Term Loan B, 8.698%,
(US0006M+3.500%),
11/17/2028 546,757
0.0
751,461
0.0
Pipelines : 0.0%
250,000  Whitewater DBR
Holdco LLC, Term
Loan B, 8.190%,
(TSFR3M+2.750%),
03/03/2031 250,742
0.0
Radio & Television : 0.1%
660,220  ABG Intermediate
Holdings 2 LLC, 2021
Term Loan B1, 8.703%,
(US0006M+3.500%),
12/21/2028 661,595
0.1
459,139  DirectV Financing LLC,
Term Loan, 10.217%,
(TSFR1M+5.000%),
08/02/2027 460,893
0.0
391,876  Gray Television
Inc., 2021 Term
Loan D, 8.882%,
(TSFR1M+3.000%),
12/01/2028 354,212
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Radio & Television: (continued)
546,720  Houghton Mifflin
Harcourt Company,
2022 Term
Loan, 11.132%,
(TSFR1M+5.250%),
04/09/2029 $ 521,580
0.0
148,485  SInc.lair Television
Group Inc., 2022 Term
Loan B4, 9.632%,
(TSFR1M+3.750%),
04/23/2029 101,211
0.0
32,975  SInc.lair Television
Group Inc., Term
Loan B2B, 8.382%,
(TSFR1M+2.500%),
09/30/2026 31,017
0.0
2,130,508
0.1
Rail Industries : 0.0%
490,784  Kenan Advantage
Group Inc. (The), 2024
Term Loan B3, 9.090%,
(TSFR1M+3.750%),
01/25/2029 491,245
0.0
Retailers (Except Food & Drug) : 0.1%
630,860  Great Outdoors Group
LLC, 2021 Term
Loan B1, 8.943%,
(TSFR1M+3.750%),
03/06/2028 631,079
0.1
424,194  Leslie's Poolmart
Inc., 2021 Term
Loan B, 7.967%,
(TSFR1M+2.750%),
03/09/2028 420,659
0.0
600,842  Michaels Companies
Inc. (The), 2021 Term
Loan B, 9.754%,
(TSFR3M+4.250%),
04/15/2028 540,908
0.0
581,583  Petco Health and
Wellness Company
Inc., 2021 Term
Loan B, 8.754%,
(US0006M+3.250%),
03/03/2028 538,328
0.0
2,130,974
0.1
Technology : 1.0%
499,784
(7)
Adeia Inc., 3rd
Amendment Term Loan
B,
06/08/2028 500,097
0.0
514,505  Amentum Government
Services Holdings
LLC, 2022 Term
Loan, 9.147%,
(TSFR1M+4.000%),
02/15/2029 517,399
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
74,611  Amentum Government
Services Holdings LLC,
Term Loan B, 9.340%,
(TSFR1M+4.000%),
01/29/2027 $ 74,922
0.0
521,063  Applied Systems
Inc., 2024 1st Lien
Term Loan, 8.940%,
(TSFR3M+3.500%),
02/24/2031 525,622
0.1
115,000  Applied Systems
Inc., 2024 2nd Lien
Term Loan, 10.690%,
(TSFR3M+5.250%),
02/23/2032 119,223
0.0
788,320  Applovin Corporation,
2024 Term Loan
(2028), 7.840%,
(TSFR1M+2.500%),
10/25/2028 791,276
0.1
330,000  Asurion LLC, 2021
2nd Lien Term
Loan B3, 10.453%,
(TSFR1M+5.250%),
01/31/2028 308,000
0.0
719,659  BMC Software (Boxer/
Bladelogic), 2023 USD
Term Loan, 9.875%,
(TSFR1M+4.250%),
12/29/2028 721,844
0.1
385,646
(7)
Capstone Borrower
Inc., Term Loan B,
06/17/2030 387,333
0.0
150,000  Cast & Crew, Term
Loan B, 8.830%,
(TSFR1M+3.500%),
12/29/2028 150,244
0.0
285,000  Cloud Software
Group Inc., 2024
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/21/2031 286,247
0.0
445,495
(7)
Cloud Software Group
Inc., Term Loan B,
03/30/2029 445,681
0.0
247,462  Connectwise,
LLC, 2021 Term
Loan B, 9.382%,
(US0006M+3.500%),
09/29/2028 246,101
0.0
497,494  Constant Contact Inc.,
Term Loan, 9.882%,
(TSFR3M+4.000%),
02/10/2028 490,156
0.0
214,463  Dun & Bradstreet
Corporation (The), 2024
Term Loan B, 8.090%,
(TSFR1M+2.750%),
01/18/2029 214,846
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
299,208  EagleView Technology
Corportion, 2018
Add On Term
Loan B, 8.800%,
(TSFR3M+4.500%),
08/14/2025 $ 288,985
0.0
277,864  ECI Macola / Max
Holding LLC, 2024
Extending Term
Loan, 9.310%,
(TSFR3M+4.010%),
05/31/2030 279,919
0.0
455,248
(7)
Ecovyst Catalyst
Technologies LLC,
Second Amendment
Term Loan,
06/09/2031 456,101
0.0
680,241  Endurance International
Group Holdings Inc.,
Term Loan, 8.792%,
(TSFR6M+3.500%),
02/10/2028 632,624
0.1
473,160  Epicor Software
Corporation, 2023
Incremental Term
Loan, 9.632%,
(TSFR1M+3.750%),
07/30/2027 473,825
0.0
34,653
(8)
Epicor Software
Corporation,
Delayed Tl, 8.830%,
(TSFR1M+3.500%),
05/23/2031 34,842
0.0
295,347  Epicor Software
Corporation, Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/23/2031 296,958
0.0
250,000  Fortress Intermediate
3, Inc., Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/09/2031 250,625
0.0
247,436  Gainwell Acquisition
Corp, Term
Loan B, 9.882%,
(US0006M+4.000%),
10/01/2027 238,850
0.0
619,581
(7)
Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
2024 Incremental No.
2 Dollar Term Loan,
12/01/2027 623,309
0.1
148,877  Idemia America
Corp, 2024 Term
Loan B5, 9.690%,
(TSFR3M+4.250%),
09/30/2028 149,807
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
349,125  Imagine Learning LLC,
Term Loan, 8.840%,
(TSFR1M+3.500%),
12/21/2029 $ 349,616
0.0
550,000
(7)
Indy Us Bidco, LLC, Tl,
03/06/2028 549,312
0.1
398,718
(7)
Informatica LLC,
2024 Term Loan B,
10/27/2028 400,213
0.0
350,000
(7)
Ion Corporate,
07/18/2030 351,312
0.0
150,000  Lorca FInc.o Plc, (USD)
Term Loan, 8.830%,
(TSFR1M+3.500%),
04/17/2031 150,375
0.0
493,719
(7)
Mcafee Corp, Tranche
B-1 Term Loan,
03/01/2029 493,719
0.0
280,000  MH Sub I LLC,
2021 2nd Lien Term
Loan, 11.353%,
(TSFR1M+6.250%),
09/15/2025 279,700
0.0
550,000
(7)
Mitchell International,
Inc., Initial Term Loan,
06/06/2031 545,875
0.1
333,927  MKS Instruments
Inc., 2023 USD Term
Loan B, 7.840%,
(TSFR1M+2.500%),
08/17/2029 334,762
0.0
270,000
(7)
Modena Buyer LLC,
Term Loan,
04/18/2031 263,883
0.0
195,000  Mosel Bidco (SE), USD
Term Loan B, 10.632%,
(TSFR3M+4.750%),
09/16/2030 196,219
0.0
98,610  Oceankey (U.S.) II
Corp, 2021 Term
Loan, 9.382%,
(US0006M+3.500%),
12/15/2028 98,590
0.0
510,113
(7)
Open Text Corporation,
01/31/2030 513,046
0.1
205,767  Paysafe Holdings
(US) Corp, USD Term
Loan B1, 7.967%,
(TSFR1M+2.750%),
06/28/2028 205,620
0.0
447,692  Project Boost Purchaser
LLC, 2021 Incremental
Term Loan, 9.382%,
(TSFR3M+3.500%),
05/30/2026 448,392
0.0
224,438  Project Ruby Ultimate
Parent Corp, 2024
Incremental Term
Loan, 8.840%,
(TSFR1M+3.500%),
03/10/2028 225,279
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
173,688
(7)
Quartz Acquireco, LLC,
06/28/2030 $ 174,502
0.0
229,652  Rackspace Finance,
LLC, 2024 First
Lien Second Out
Term Loan, 8.840%,
(TSFR1M+3.500%),
05/15/2028 107,362
0.0
498,718  RealPage Inc., 1st Lien
Term Loan, 8.356%,
(TSFR1M+3.000%),
04/24/2028 485,523
0.0
318,152  Renaissance Holding
Corp, 2024 Term
Loan, 9.590%,
(TSFR1M+4.250%),
04/05/2030 318,302
0.0
355,000
(7)
Rocket Software Inc.,
(USD) Incremental Term
Loan B,
11/28/2028 356,701
0.0
299,370  Skillsoft Finance
II Inc., 2021 Term
Loan, 10.511%,
(TSFR1M+5.250%),
07/14/2028 236,082
0.0
365,430  Skopima Consilio
(FKA GI Consilio),
Term Loan B, 9.193%,
(TSFR1M+4.000%),
05/12/2028 365,593
0.0
304,238  SonicWall US
Holdings Inc., 2023
Term Loan, 10.882%,
(TSFR3M+5.000%),
05/18/2028 299,826
0.0
244,570  Tenable  Inc., Term
Loan B, 8.632%,
(US0006M+2.750%),
07/07/2028 245,487
0.0
901,823  UKG Inc., 2024 Term
Loan B, 8.940%,
(TSFR3M+3.500%),
02/10/2031 906,239
0.1
497,481  Virtusa Corporation,
2022 Incremental
Term Loan, 8.840%,
(TSFR1M+3.500%),
02/15/2029 499,284
0.0
220,000  VS Buyer LLC, 2024
Refinancing Initial
Term Loan, 8.571%,
(TSFR1M+3.250%),
04/14/2031 220,733
0.0
440,080  Waystar Technologies
Inc., 2024 Term
Loan B, 9.340%,
(TSFR1M+4.000%),
10/22/2029 441,867
0.0
19,568,250
1.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Telecommunications : 0.1%
405,483  Asurion LLC, 2023 Term
Loan B11, 10.132%,
(TSFR1M+4.250%),
08/19/2028 $ 403,329
0.0
148,843  Cablevision
Lightpath LLC, Term
Loan B, 9.132%,
(TSFR1M+3.250%),
11/30/2027 141,959
0.0
787,325  CCI Buyer Inc.,
Term Loan, 9.242%,
(TSFR3M+4.000%),
12/17/2027 788,801
0.1
301,219  Numericable U.S.
LLC, 2023 USD Term
Loan B14, 11.382%,
(TSFR3M+5.500%),
08/15/2028 222,196
0.0
750,000  UPC Financing
Partnership, 2021 USD
Term Loan AX, 8.118%,
(TSFR1M+3.000%),
01/31/2029 747,000
0.0
196,979  Viasat Inc., Term
Loan, 9.603%,
(TSFR1M+4.500%),
03/05/2029 176,911
0.0
2,480,196
0.1
Utilities : 0.1%
290,000  Bip Pipeco
Holdings LLC, Term
Loan B, 8.616%,
(TSFR3M+3.250%),
12/06/2030 291,329
0.0
245,000  Discovery Energy
Holding Corporation,
USD Term Loan
B, 8.840%,
(TSFR1M+3.500%),
05/01/2031 246,327
0.0
155,949  Nautilus Power,
LLC, 2023 Term
Loan B, 10.240%,
(US0006M+5.250%),
11/16/2026 142,693
0.0
410,222  NGL Energy Operating
LLC, 2024 Term
Loan B, 9.840%,
(TSFR1M+4.500%),
02/03/2031 412,145
0.1
119,700  NRG Energy Inc.,
Term Loan, 8.840%,
(TSFR1M+3.500%),
04/16/2031 119,875
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Utilities: (continued)
317,777  Vistra Operations
Company LLC, 1st Lien
Term Loan B3, 8.800%,
(TSFR1M+2.000%),
12/20/2030 $ 318,844
0.0
1,531,213
0.1
Total Bank Loans
(Cost $140,861,211)
141,387,154
7.5
SOVEREIGN BONDS : 2.2%
BRL
5,320,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 3,979,213
0.2
1,050,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 1,011,150
0.1
675,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 653,400
0.0
1,000,000  Colombia Government
International Bond,
5.200
%,
05/15/2049 708,750
0.0
6,200,000
(9)
European Bank for
Reconstruction &
Development, GMTN,
20.000
%,
03/19/2025 6,186,360
0.3
MXN
385,750,000  Mexican Bonos M,
7.750
%,
05/29/2031 18,831,537
1.0
600,000  Panama Government
International Bond,
3.160
%,
01/23/2030 508,050
0.0
1,000,000  Panama Government
International Bond,
6.875
%,
01/31/2036 981,562
0.0
1,200,000  Panama Government
International Bond,
7.500
%,
03/01/2031 1,258,875
0.1
1,580,000  Panama Government
International Bond,
8.000
%,
03/01/2038 1,670,455
0.1
1,765,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 1,619,387
0.1
625,000  Republic of South
Africa Government
International Bond,
5.875
%,
04/20/2032 581,250
0.0
1,338,000
(2)
Romanian Government
International Bond,
6.375
%,
01/30/2034 1,346,965
0.1
1,100,000
(2)
Saudi Government
International Bond,
5.750
%,
01/16/2054 1,074,150
0.1
450,000
(10)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 130,500
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
4,550,000
(10)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 $ 1,405,950
0.1
975,000
(10)
Ukraine Government
International Bond
regs,
7.750
%,
09/01/2025 311,269
0.0
Total Sovereign Bonds
(Cost $46,136,493)
42,258,823
2.2
U.S. GOVERNMENT AGENCY OBLIGATIONS : 2.2%
Government National Mortgage Association : 0.9%
4,430,000
(11)
4.500
%,
07/15/2054 4,211,937
0.2
13,667,000
(11)
5.000
%,
07/15/2054 13,309,093
0.7
17,521,030
0.9
Uniform Mortgage-Backed Securities : 1.3%
2,602
5.500
%,
10/01/2039 2,613
0.0
23,670,000
(11)
5.500
%,
08/15/2054 23,343,613
1.3
23,346,226
1.3
Total U.S. Government
Agency Obligations
(Cost $41,003,425)
40,867,256
2.2
U.S. TREASURY OBLIGATIONS : 1.4%
United States Treasury Bonds : 0.5%
10,642,000
4.250
%,
02/15/2054 10,135,673
0.5
United States Treasury Notes : 0.9%
858,000
0.375
%,
09/30/2027 752,392
0.1
94,000
2.750
%,
08/15/2032 83,662
0.0
121,000
2.875
%,
04/30/2025 118,732
0.0
8,934,300
4.375
%,
05/15/2034 8,937,790
0.5
4,117,000
(5)
4.500
%,
05/31/2029 4,145,626
0.2
2,180,000
4.500
%,
05/31/2031 2,215,766
0.1
47,000
4.625
%,
06/15/2027 47,138
0.0
731,000
(5)
4.875
%,
05/31/2026 732,542
0.0
17,033,648
0.9
Total U.S. Treasury
Obligations
(Cost $26,984,274)
27,169,321
1.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
5,366
(9)
Yak Access LLC Series
A
10,732
0.0
1,157
(9)
Yak Access LLC Series
B
2,315
0.0
13,047
0.0
Consumer Discretionary : 0.0%
142,000
(9)
24 Hour Fitness
Worldwide, Inc.
710
0.0
113
(9)
Travelport Tech Ltd.
80,230
0.0
80,940
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples : —%
2,038
(9)
Save-A-Lot, Inc./Moran
Foods
$ —
—
Total Common Stock
(Cost $548,231)
93,987
0.0
PREFERRED STOCK : —%
Consumer Discretionary : —%
189,193
(9)
24 Hour Fitness
Worldwide, Inc.
—
—
Total Preferred Stock
(Cost $227,212)
—
—
PURCHASED OPTIONS
(12)
: 0.2%
Total Purchased
Options
(Cost $2,935,974)
2,947,141
0.2
Total Long-Term
Investments
(Cost $1,821,918,374)
1,744,781,293
92.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 12.7%
Time Deposits : 0.5%
1,020,000
(13)
BNP Paribas SA,
5.290
%,
07/01/2024 1,020,000
0.1
1,020,000
(13)
Canadian Imperial Bank
of Commerce,
5.310
%,
07/01/2024 1,020,000
0.1
1,010,000
(13)
Credit Agricole
Corporate and
Investment Bank,
5.300
%,
07/01/2024 1,010,000
0.1
950,000
(13)
DZ Bank AG,
5.300
%,
07/01/2024 950,000
0.0
990,000
(13)
HSBC Bank PLC,
5.380
%,
07/01/2024 990,000
0.0
860,000
(13)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
07/01/2024 860,000
0.0
980,000
(13)
Mizuho Bank Ltd.,
5.320
%,
07/01/2024 980,000
0.0
1,020,000
(13)
Royal Bank of Canada,
5.320
%,
07/01/2024 1,020,000
0.1
990,000
(13)
Skandinaviska Enskilda
Banken AB,
5.310
%,
07/01/2024 990,000
0.1
920,000
(13)
Svenska
Handelsbanken AB,
5.310
%,
07/01/2024 920,000
0.0
Total Time Deposits
(Cost $9,760,000)
9,760,000
0.5
Commercial Paper : 9.5%
14,000,000  American Electric
Power Co., Inc.,
6.790
%,
07/09/2024 13,976,676
0.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
4,250,000  American Honda
Finance Corp.,
5.910
%,
09/09/2024 $ 4,201,799
0.2
10,000,000  American Honda
Finance Corp.,
6.000
%,
08/05/2024 9,941,360
0.5
17,000,000
AT&T, Inc.,
6.210
%,
07/16/2024 16,953,947
0.9
35,000,000  Concord
Minutemen Capital
Co. LLC,
10.900
%,
07/02/2024 34,979,172
1.9
6,000,000  Duke Energy Co.,
6.100
%,
07/26/2024 5,974,106
0.3
3,500,000
EIDP, Inc.,
5.710
%,
12/12/2024 3,412,184
0.2
1,380,000
EIDP, Inc.,
6.100
%,
07/24/2024 1,374,506
0.1
1,000,000
EIDP, Inc.,
6.130
%,
07/22/2024 996,331
0.1
2,500,000
EIDP, Inc.,
6.190
%,
07/19/2024 2,491,992
0.1
592,000  Enbridge (US) Inc.,
6.450
%,
07/15/2024 590,440
0.0
7,137,000
Fiserv, Inc.,
5.930
%,
08/19/2024 7,079,634
0.4
20,000,000
Fiserv, Inc.,
6.060
%,
07/29/2024 19,904,405
1.1
10,792,000  HSBC USA, Inc.,
5.810
%,
09/25/2024 10,645,005
0.6
9,850,000
Intel Corp.,
5.960
%,
07/29/2024 9,803,689
0.5
2,750,000
Intel Corp.,
6.010
%,
07/25/2024 2,738,752
0.2
1,065,000
Intel Corp.,
6.030
%,
07/24/2024 1,060,807
0.1
600,000
Intel Corp.,
16.550
%,
07/01/2024 599,729
0.0
11,600,000
Kellanova,
7.040
%,
07/08/2024 11,582,171
0.6
2,650,000  Parker-Hannifin Corp.,
6.070
%,
07/26/2024 2,638,620
0.1
6,100,000  Parker-Hannifin Corp.,
6.280
%,
07/16/2024 6,083,292
0.3
10,000,000  PPG Industrials,
6.020
%,
07/31/2024 9,949,290
0.5
500,000  Sherwin-Williams Co.,
6.280
%,
07/15/2024 498,716
0.0
2,000,000  Waste Management,
Inc.,
6.660
%,
07/10/2024 1,996,365
0.1
Total Commercial Paper
(Cost $179,557,415)
179,472,988
9.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 1.7%
2,968,829
(13)
Bethesda Securities,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase
Amount $2,970,159,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$3,028,206, due
10/01/27-01/01/57)
$ 2,968,829
0.2
9,947,890
(13)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $9,952,330,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$10,146,848, due
08/08/24-04/20/74)
9,947,890
0.5
9,947,890
(13)
National Bank Financial,
Inc., Repurchase
Agreement dated
06/28/2024, 5.340%,
due 07/01/2024
(Repurchase
Amount $9,952,256,
collateralized by various
U.S. Government
Securities, 0.750%-
4.375%, Market Value
plus accrued interest
$10,146,881, due
07/01/24-09/09/49)
9,947,890
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
9,000,000
(13)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase
Amount $9,004,032,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$9,162,448, due
10/15/25-02/15/53)
$ 9,000,000
0.5
Total Repurchase
Agreements
(Cost $31,864,609)
31,864,609
1.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.0%
3,445,422
(14)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.210%
3,445,422
0.2
16,345,000
(14)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
16,345,000
0.8
Total Mutual Funds
(Cost $19,790,422)
19,790,422
1.0
Total Short-Term
Investments
(Cost $240,972,446)
240,888,019
12.7
Total Investments in
Securities
(Cost $2,062,890,820) $ 1,985,669,312 105.0
Liabilities in Excess of
Other Assets
(93,844,900) (5.0)
Net Assets $ 1,891,824,412 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(7)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)
All or a portion of this holding is subject to unfunded loan commitments.
(9)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(10)
Defaulted security.
(11)
Represents or includes a TBA transaction.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of June 30, 2024.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
MXN Mexican Peso
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
PRIME Federal Reserve Bank Prime Loan Rate
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0006M 6-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 493,042,957 $ — $ 493,042,957
Corporate Bonds/Notes — 366,534,361 — 366,534,361
Commercial Mortgage-Backed Securities — 354,271,838 — 354,271,838
Asset-Backed Securities — 276,208,455 — 276,208,455
Bank Loans — 141,387,154 — 141,387,154
Sovereign Bonds — 36,072,463 6,186,360 42,258,823
U.S. Government Agency Obligations — 40,867,256 — 40,867,256
U.S. Treasury Obligations — 27,169,321 — 27,169,321
Purchased Options 71,004 2,876,137 — 2,947,141
Common Stock — — 93,987 93,987
Preferred Stock — — — —
Short-Term Investments 19,790,422 221,097,597 — 240,888,019
Total Investments, at fair value $ 19,861,426 $ 1,959,527,539 $ 6,280,347 $ 1,985,669,312
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 276,103 — 276,103
Forward Foreign Currency Contracts — 436,123 — 436,123
Forward Premium Swaptions — 1,743,803 — 1,743,803
Futures 2,496,181 — — 2,496,181
Total Assets $ 22,357,607 $ 1,961,983,568 $ 6,280,347 $ 1,990,621,522
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (2,726,283) $ — $ (2,726,283)
Forward Foreign Currency Contracts — (139,609) — (139,609)
Forward Premium Swaptions — (254,794) — (254,794)
Futures (1,876,504) — — (1,876,504)
OTC interest rate swaps — (595,190) — (595,190)
OTC volatility swaps — (336,882) — (336,882)
Sales Commitments — (8,809,375) — (8,809,375)
Written Options (156,800) (3,578,619) — (3,735,419)
Total Liabilities $ (2,033,304) $ (16,440,752) $ — $ (18,474,056)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,418,467 TRY 65,675,000 Bank of America N.A. 04/03/25 $ (114,179)
USD 52,018 GBP 40,467 Barclays Bank PLC 08/02/24 854
USD 34,673 NOK 364,105 Barclays Bank PLC 08/02/24 543
SEK 137,900 USD 13,405 BNP Paribas 08/02/24 (373)
USD 16,122,620 ZAR 294,773,485 Brown Brothers Harriman & Co. 08/23/24 (13,309)
TRY 65,675,000 USD 1,416,936 Goldman Sachs International 04/03/25 115,709
USD 3,944,753 BRL 21,587,150 HSBC Bank USA N.A. 08/30/24 109,214
USD 410,015 CAD 560,888 Mizuho Capital Markets Llc 08/02/24 (277)
ZAR 294,773,485 USD 16,139,504 Mizuho Capital Markets Llc 08/23/24 (3,575)
EUR 476,725 USD 517,107 Morgan Stanley Capital Services LLC 08/02/24 (5,787)
USD 219,480 EUR 205,354 Standard Chartered Bank 08/02/24 (776)
USD 18,540,033 MXN 338,577,483 Standard Chartered Bank 08/30/24 208,626
USD 54,017 CHF 47,867 State Street Bank and Trust Co. 08/02/24 534

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 10,784 JPY 1,668,497 State Street Bank and Trust Co. 08/02/24 $ 362
USD 100,002 AUD 149,354 State Street Bank and Trust Co. 08/02/24 281
USD 793,929 EUR 740,528 State Street Bank and Trust Co. 08/02/24 (338)
NZD 75,797 USD 47,031 State Street Bank and Trust Co. 08/02/24 (862)
EUR 63,805 USD 68,568 UBS AG 08/02/24 (133)
$ 296,514
At June 30, 2024, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 3,316 09/30/24 $ 677,189,375 $ 1,262,464
U.S. Treasury 5-Year Note 2,213 09/30/24 235,857,391 621,853
$ 913,046,766 $ 1,884,317
Short Contracts:
U.S. Treasury 10-Year Note (919) 09/19/24 (101,075,641) 590,895
U.S. Treasury Long Bond (675) 09/19/24 (79,860,938) (934,843)
U.S. Treasury Ultra 10-Year Note (848) 09/19/24 (96,274,500) (941,661)
U.S. Treasury Ultra Long Bond (14) 09/19/24 (1,754,812) 20,969
$ (278,965,891) $ (1,264,640)
At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day BRL-CDI-CETIP Annual 9.692 % Annual 01/02/26 BRL 205,354,322 $ (1,032,553) $ (1,032,553)
Pay 28-day MXN TIIE-BANXICO Monthly 9.990 Monthly 06/25/27 MXN 157,586,000 20,569 20,569
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 359,415,000 (810,699) (810,699)
Pay 28-day MXN TIIE-BANXICO Monthly 9.310 Monthly 02/03/27 MXN 373,533,000 (336,159) (336,159)
Pay 1-day Secured Overnight Financing Rate Annual 3.391 Annual 08/25/24 USD 160,000,000 (546,872) (546,872)
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 201,589,400 255,534 255,534
$ (2,450,180) $ (2,450,180)
At June 30, 2024, the following OTC interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
1-day
BRL-CDI-CETIP Annual
JPMorgan Chase
Bank & Co. 10.710 Annual 01/04/27 BRL 62,712,428 $ (289,218) $ — $ (289,218)
Pay
1-day
BRL-CDI-CETIP Annual BNP Paribas 10.060 Annual 01/02/25 BRL 443,123,390 (305,972) — (305,972)
$ (595,190) $ — $ (595,190)
At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.187% BNP Paribas 09/13/24 USD 150,000 $ (65,640) $ (65,640)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% BNP Paribas 10/10/24 USD 104,000 (74,221) (74,221)
Receive
GBP vs. USD Spot Exchange
Rate 6.625% BNP Paribas 09/17/24 USD 75,000 (37,807) (37,807)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% Deutsche Bank AG 09/13/24 USD 150,000 (67,567) (67,567)
Receive
GBP vs. USD Spot Exchange
Rate 6.600% Deutsche Bank AG 09/17/24 USD 75,000 (35,955) (35,955)

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
GBP vs. USD Spot Exchange
Rate 6.525% Goldman Sachs International 09/17/24 USD 75,000 $ (30,396) $ (30,396)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% UBS AG 10/03/24 USD 93,000 (25,296) (25,296)
$ (336,882) $ (336,882)
(1)
Payments made at maturity date.
At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Strategic Income Opportunities Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts Notional Amount Cost Fair Value
3-Month Euribor
Put 12/16/24 96.38 EUR 442 EUR 106,836,925 $ 60,439 $ 35,502
3-Month Euribor
Call 12/16/24 97.38 EUR 442 EUR 106,836,925 120,295 35,502
$ 180,734 $ 71,004
At June 30, 2024, the following exchange-traded written options were outstanding for Voya Strategic Income Opportunities Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3-Month Euribor
Put 12/16/24 96.63 EUR 442 EUR 106,836,925 $ 119,126 $ (133,132)
3-Month Euribor
Call 12/16/24 97.63 EUR 442 EUR 106,836,925 71,242 (23,668)
$ 190,368 $ (156,800)
At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 12,280,000 $ 609,088 $ 1,637
Call MXN vs. Put EUR Deutsche Bank AG 07/19/24 17.500 EUR 1,542,000 171,430 1,779
Call TRY vs. Put USD Bank of America N.A. 04/02/25 36.000 USD 1,851,000 132,347 280,481
Call USD vs. Put CNH Standard Chartered Bank 06/20/25 7.500 USD 36,250,000 268,685 261,604
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 15,517,000 276,203 495,885
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 15,517,000 296,064 495,885
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 2,862,000 180,306 540,891
$ 1,934,123 $ 2,078,162
At June 30, 2024, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call CNH vs. Put USD Standard Chartered Bank 06/20/25 6.835 USD 36,250,000 $ 268,685 $ (275,451)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 15,517,000 439,441 (924,358)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 15,517,000 425,166 (924,358)
$ 1,133,292 $ (2,124,167)
At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.630%
1-day Secured Overnight
Financing Rate 08/26/24 USD 41,550,000 $ 242,652 $ 213,447
Put on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Pay 4.130%
1-day Secured Overnight
Financing Rate 08/26/24 USD 41,550,000 249,300 242,110
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Pay 3.100% 6-month EUR-EURIBOR 12/20/24 EUR 103,876,000 329,165 342,418
$ 821,117 $ 797,975

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
At June 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Pay 3.880%
1-day Secured Overnight
Financing Rate 08/26/24 USD 41,550,000 $ 560,925 $ (515,935)
Call on 2-Year Interest
Rate Swap
(2)
UBS AG Pay 4.350%
1-day Secured Overnight
Financing Rate 07/03/24 USD 496,183,000 267,939 (24,553)
Put on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.880%
1-day Secured Overnight
Financing Rate 08/26/24 USD 41,550,000 560,925 (568,840)
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
International Receive 3.280% 6-month EUR-EURIBOR 12/20/24 EUR 103,876,000 204,616 (213,513)
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
International Receive 3.453% 6-month EUR-EURIBOR 12/20/24 EUR 103,876,000 124,549 (131,611)
$ 1,718,954 $ (1,454,452)
At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 22,958,000 $ (4,017,650) $ 583,767
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 53,680,100 (9,662,418) 1,160,036
$ (13,680,068) $ 1,743,803
At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 5-Year Interest
Rate Swap UBS AG 3.000% Receive 6-month EUR-EURIBOR 04/09/29 EUR 61,666,000 $ 1,684,051 $ (254,794)
$ 1,684,051 $ (254,794)
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
The following sales commitments were held by the Voya Strategic Income Opportunities Fund at June 30, 2024:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (10,000,000) Uniform Mortgage-Backed Securities, 3.000%, due 07/15/24 07/22/24 $ (8,809,375)
Total Sales Commitments
Proceeds receivable $(8,809,375) $ (8,809,375)
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
Currency Abbreviations:
NZD
—
New Zealand Dollar
SEK
—
Swedish Krona
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 31,642,171
Gross Unrealized Depreciation (108,863,679)
Net Unrealized Depreciation $ (77,221,508)